                                                   Filed Pursuant to Rule 497(e)
                                                              File No. 333-47016

                               Prospectus For The
              Flexible Premium Variable Deferred Annuity Contract
                                Form NY1155 4/00

                                   issued by:
                 GE Capital Life Assurance Company of New York
           125 Park Avenue, 6th Floor, New York, New York 10017-5529
                           Telephone: (212) 672-4400

                                 Service Center
                             6610 West Broad Street
                               Richmond, VA 23230
                                 (800) 313-5282

--------------------------------------------------------------------------------

This Prospectus describes a flexible premium variable deferred annuity contract (the "Contract") for individuals and some qualified and nonqualified retirement plans. GE Capital Life Assurance Company of New York (the "Company," "we," "GE Capital Life," "us," or "our") issues the Contract.

The Contract offers you the accumulation of Contract Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of portfolios of the Funds. We list the Funds, and their currently available portfolios, below.

AIM Variable Insurance Funds:
  AIM V.I. Capital Appreciation Fund, AIM V.I. Growth Fund, AIM V.I. Value
  Fund

Alliance Variable Products Series Fund, Inc.:
  Growth and Income Portfolio, Premier Growth Portfolio, Quasar Portfolio

Dreyfus:
  Dreyfus Investment Portfolios-Emerging Markets Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc.

Federated Insurance Series:
  Federated High Income Bond Fund II, Federated International Small Company Fund II

Fidelity Variable Insurance Products Fund (VIP):
  VIP Equity-Income Portfolio, VIP Growth Portfolio

Fidelity Variable Insurance Products Fund II (VIP II):
  VIP II Contrafund(R) Portfolio

Fidelity Variable Insurance Products Fund III (VIP III):
  VIP III Growth & Income Portfolio, VIP III Mid Cap Portfolio

GE Investments Funds, Inc.:
  Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, U.S. Equity Fund, Value Equity Fund

Janus Aspen Series:
  Aggressive Growth Portfolio, Balanced Portfolio, Capital Appreciation Portfolio, Global Life Sciences Portfolio, Global Technology Portfolio, Growth Portfolio, International Growth Portfolio, Worldwide Growth Portfolio

MFS(R) Variable Insurance Trust:
  MFS(R) Investors Growth Stock Series (formerly MFS(R) Growth Series), MFS(R) Investors Trust Series (formerly MFS(R) Growth With Income Series), MFS(R) New Discovery Series, MFS(R) Utilities Series

Oppenheimer Variable Account Funds:
  Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA

PIMCO Variable Insurance Trust:
  Foreign Bond Portfolio, High Yield Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Total Return Bond Portfolio

Rydex Variable Trust:
  Rydex OTC Fund

Not all of these portfolios may be available in all markets.

Except for amounts in the Guarantee Account, both the value of a Contract before the Annuity Commencement Date and the amount of monthly income afterward will depend upon the investment performance of the portfolio(s) you select. You bear the investment risk of investing in the portfolios.

You may elect to have an enhanced payment amount added to each purchase payment we receive. We will deduct an asset-based charge for this benefit. In addition, the surrender charge period is longer and the amount of the surrender charge is higher when the enhanced payment benefit is elected. Please note that over time, the value of the enhanced payment amount could be more than offset by the asset-based charge and the additional surrender charges. You should carefully consider whether this benefit is the best option for you.

The Securities and Exchange Commission has not approved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your investment in the Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

This Prospectus gives details about the Separate Account and our Guarantee Account that you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

A statement of additional information ("SAI"), dated February 12, 2002, concerning the Separate Account has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. If you would like a free copy, call us at 1-800-313-5282. The SAI also is available on the SEC's website at http://www.sec.gov. A table of contents for the SAI appears on the last page of this Prospectus.

The date of this Prospectus is February 12, 2002.

Table of Contents

Definitions.................................................................   1

Expense Table...............................................................   3

Portfolio Annual Expenses...................................................   4

Synopsis....................................................................  19

Investment Results..........................................................  23

Financial Statements........................................................  24

GE Capital Life Assurance Company of New York...............................  25

The Separate Account........................................................  26

The Guarantee Account.......................................................  35

Charges and Other Deductions................................................  37

The Contract................................................................  42

Transfers...................................................................  46

Surrenders and Withdrawals..................................................  51

The Death Benefit...........................................................  53

Income Payments.............................................................  58

Federal Tax Matters.........................................................  64

Voting Rights...............................................................  73

Requesting Payments.........................................................  74

Distribution of the Contracts...............................................  76

Additional Information......................................................  78

Condensed Financial Information.............................................  80

Appendix.................................................................... A-1

Statement of Additional Information -- Table of Contents

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Definitions

We have tried to make this Prospectus as understandable as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. We define these terms below.

Account or Separate Account -- GE Capital Life Separate Account II, a separate investment account we established to receive and invest the purchase payments you make under the Contract, and other variable annuity contracts we issue.

Accumulation Unit -- An accounting unit of measure we use in calculating the Contract Value in the Account before the Annuity Commencement Date.

Annuitant/Joint Annuitant -- The Annuitant is the person(s) named in the Contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date stated in the Contract on which your income payments will commence, if any Annuitant is living on that date.

Annuity Unit -- An accounting unit of measure we use in the calculation of the amount of the second and each subsequent variable income payment.

Contract Date -- The date we issue your Contract and your Contract becomes effective. Your Contract Date is shown in your Contract. We use it to determine Contract years and anniversaries.

Contract Value -- The value of the Contract equal to the amount allocated to the Subaccounts of the Account and the Guarantee Account.

Death Benefit -- The benefit provided under a Contract upon the death of any Annuitant before the Annuity Commencement Date.

Designated Beneficiary(ies) -- The person(s) designated in the Contract who is alive (or in existence for non-natural entities) on the date of any Annuitant's death and who we will treat as the sole owner of the Contract following such a death.

Fund -- Any open-end management investment company or any unit investment trust in which a Subaccount invests.

General Account -- Our assets that are not segregated in any of our separate investment accounts.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of the Separate Account.

Owner -- The person or persons (in the case of Joint Owners) entitled to receive income payments after the Annuity Commencement Date. During the lifetime of the Annuitant, the Owner also is entitled to the ownership rights stated in the Contract and is shown on the Contract data pages and in any application. "You" or "your" refers to the Owner or Joint Owners.

Service Center -- The office to which all written and telephone inquiries concerning the Contract or the portfolios of the Funds should be made: 6610 West Broad Street, Richmond, VA 23230, 1-800-313-5282. The term "we" may be used throughout this Prospectus in connection with calculations of Contract Value; in these instances, the term "we" has the same meaning as Service Center.

Subaccount -- A subdivision of the Separate Account, each of which invests exclusively in shares of a designated portfolio of one of the Funds. Not all Subaccounts may be available in all markets.

Surrender Value -- The Contract Value (after deduction of any applicable optional benefit charges and annual contract charge) less any applicable surrender charge and any applicable premium tax charge.

Valuation Day -- For each Subaccount, each day on which the New York Stock Exchange is open for regular trading except for days that the Subaccount's corresponding Fund does not value its shares. The term "date" may be used throughout this Prospectus in connection with calculations of Contract Value; in those instances, the term "date" has the same meaning as Valuation Day.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Day.

Expense Table

This table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase the Contract. The table reflects expenses both of Subaccounts of the Account and of the portfolios. For more complete descriptions of the various costs and expenses involved, see Charges and Other Deductions in this Prospectus, and the Fund prospectuses. Premium tax charges also may apply, although they do not appear in the table.

                                                            Without     With
                                                            Enhanced  Enhanced
                                                            Payment   Payment
Owner Transaction Expenses:                                 Benefit  Benefit/3/
-------------------------------------------------------------------------------
The maximum surrender charge (as a percentage of each
 purchase payment surrendered/withdrawn):                       6%        8%
 We reduce the surrender charge percentage over time. In
  general, the later you surrender or withdraw a purchase
  payment, the lower the surrender charge will be on that
  purchase payment. (Note: During each Contract year, up
  to 10% of purchase payments plus any gain may be
  withdrawn without the imposition of the surrender
  charge. See Surrender Charge.)

Transfer Charge/1/ (for each transfer after the first in a
 calendar month)                                              $10

                                                         Annuitant
                                                          & Joint   Either
                                                         Annuitant Annuitant
                                                         Age 70 or Above Age
Annual Expenses (deducted daily as a percentage of        Less at    70 at
Contract Value allocated to the Separate Account):         Issue     Issue
----------------------------------------------------------------------------
Mortality and Expense Risk Charge                          1.30%     1.50%
Administrative Expense Charge                               .15%      .15%
                                                           ----      ----
Total Annual Expenses                                      1.45%     1.65%

Other Annual Expenses:
----------------------------------------------------------------------------
Annual Contract Charge                                                $30/2/
Optional Enhanced Payment Benefit (deducted daily as a
 percentage of Contract Value allocated to the Separate
 Account)/3/                                                          .15%

--------------------------------------------------------------------------------
 /1/We do not currently assess this charge; however we reserve the right to assess a $10 transfer charge for each transfer after the first transfer in a calendar month.
 /2/We do not assess this charge if your Contract Value at the time the charge is due is more than $40,000.
 /3/If you elect the enhanced payment benefit, the surrender period will increase from 6 years to 8 years.

Portfolio Annual Expenses

Annual expenses of the portfolios of the Funds for the year ended December 31, 2000 (as a percentage of each portfolio's average net assets):

                                                                         Total Annual
                                                                           Expenses
                         Management Fees                     Other        (after fee
                           (after fee           Service Expenses (after  waivers and
                           waivers, as   12b-1  Shares  reimbursements, reimbursements
Portolios                  applicable)   Fees*  Fees**  as applicable)  as applicable)
--------------------------------------------------------------------------------------
AIM Variable Insurance
 Funds
 AIM V.I. Capital
  Appreciation Fund           0.61%       -- %    -- %       0.21%           0.82%
 AIM V.I. Growth Fund         0.61        --      --         0.22            0.83
 AIM V.I. Value Fund          0.61        --      --         0.23            0.84
Alliance Variable
Products Series
Fund, Inc./1/
 Growth and Income
  Portfolio -- Class B
  Shares                      0.63       0.25     --         0.07            0.95
 Premier Growth
  Portfolio -- Class B
  Shares                      1.00       0.25     --         0.05            1.30
 Quasar Portfolio --
   Class B Shares             0.81       0.25     --         0.14            1.20
Dreyfus/2/
 Dreyfus Investment
  Portfolios -- Dreyfus
  Emerging Markets
  Portfolio -- Initial
  Class Shares                1.25        --      --         0.75            2.00
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. -- Initial
  Class Shares                0.75        --      --         0.03            0.78
Federated Insurance
 Series/3/
 Federated High Income
  Bond Fund II  --
   Service Shares             0.60        --     0.10        0.16            0.86
 Federated International
  Small Company Fund II       0.15        --     0.10        1.25            1.50
Fidelity Variable
Insurance Products Fund
(VIP)/4/
 VIP Equity-Income
  Portfolio -- Service
  Class 2 Shares              0.48       0.25     --         0.10            0.83
 VIP Growth Portfolio --
   Service
  Class 2 Shares              0.57       0.25     --         0.09            0.91
Fidelity Variable
Insurance Products Fund
(VIP II)/5/
 VIP II Contrafund
  Portfolio -- Service
  Class 2 Shares              0.57       0.25     --         0.10            0.92
Fidelity Variable
Insurance Products Fund
(VIP III)/6/
 VIP III Growth & Income
  Portfolio -- Service
  Class 2 Shares              0.48       0.25     --         0.12            0.85
 VIP III Mid Cap
  Portfolio -- Service
  Class 2 Shares              0.57       0.25     --         0.17            0.99
GE Investments Funds,
 Inc./7/
 Mid-Cap Value Equity
  Fund                        0.65        --      --         0.05            0.70
 Money Market Fund            0.28        --      --         0.04            0.32
 Premier Growth Equity
  Fund                        0.65        --      --         0.02            0.67
 S&P 500 Index Fund           0.35        --      --         0.04            0.39
 Small-Cap Value Equity
  Fund                        0.80        --      --         0.19            0.99
 U.S. Equity Fund             0.55        --      --         0.04            0.59
 Value Equity Fund            0.65        --      --         0.19            0.84
Janus Aspen Series/8/
 Aggressive Growth
  Portfolio -- Service
  Shares                      0.65       0.25     --         0.02            0.92

                                                                          Total Annual
                                                                            Expenses
                          Management Fees                     Other        (after fee
                            (after fee           Service Expenses (after  waivers and
                            waivers, as   12b-1  Shares  reimbursements, reimbursements
Portolios                   applicable)   Fees*  Fees**  as applicable)  as applicable)
---------------------------------------------------------------------------------------
 Balanced Portfolio --
   Service Shares              0.65%      0.25%    -- %       0.02%           0.92%
 Capital Appreciation
  Portfolio -- Service
  Shares                       0.65       0.25     --         0.02            0.92
 Global Life Sciences
  Portfolio -- Service
  Shares                       0.65       0.25     --         0.30            1.20
 Global Technology
  Portfolio -- Service
  Shares                       0.65       0.25     --         0.04            0.94
 Growth Portfolio --
   Service Shares              0.65       0.25     --         0.02            0.92
 International Growth
  Portfolio -- Service
  Shares                       0.65       0.25     --         0.06            0.96
 Worldwide Growth
  Portfolio -- Service
  Shares                       0.65       0.25     --         0.05            0.95
MFS(R) Variable
 Insurance Trust/9/
 MFS(R) Investors Growth
  Stock Series (formerly
  MFS(R) Growth
  Series) -- Service
  Class Shares                 0.75       0.20     --         0.15            1.10
 MFS(R) Investors Trust
  Series (formerly
  MFS(R) Growth With
  Income Series --
   Service
  Class Shares                 0.75       0.20     --         0.11            1.06
 MFS(R) New Discovery
  Series -- Service
  Class Shares                 0.90       0.20     --         0.15            1.25
 MFS(R) Utilities
  Series -- Service
  Class Shares                 0.75       0.20     --         0.15            1.10
Oppenheimer Variable
Account Funds
 Oppenheimer Global
  Securities Fund/VA --
  Service Shares               0.64       0.15     --         0.04            0.83
 Oppenheimer Main Street
  Growth & Income
  Fund/VA -- Service
  Shares                       0.70       0.15     --         0.03            0.88
PIMCO Variable Insurance
 Trust/10/
 Foreign Bond
  Portfolio --
   Administrative Shares       0.25        --     0.15        0.51            0.91
 High Yield Bond
  Portfolio --
  Administrative Shares        0.25        --     0.15        0.35            0.75
 Long-Term U.S.
  Government Bond
  Portfolio --
   Administrative Shares       0.25        --     0.15        0.25            0.65
 Total Return Bond
  Portfolio --
   Administrative Shares       0.25        --     0.15        0.25            0.65
Rydex Variable Trust
 Rydex OTC Fund                0.75        --     0.25        0.46            1.46
---------------------------------------------------------------------------------------

 * The 12b-1 fees deducted from the 12b-1 classes of these portfolios cover certain distribution and shareholder support services provided by the companies selling contracts investing in those portfolios. The portion of the 12b-1 fees assessed against the portfolios' assets attributable to the Contracts will be remitted to Capital Brokerage Corporation, the principal underwriter for the Contracts.

** The Service Share fees deducted from the service shares of these portfolios cover certain administrative services provided by companies issuing policies investing in those portfolios. The portion of the Service Share fees assessed against the portfolios' assets attributable to the Contracts will be remitted to GE Life & Annuity.

 /1/Alliance Variable Products Series Fund, Inc. has voluntarily agreed to reduce or limit certain other expenses. Absent these waivers total annual expenses during 2000 would have been 1.41% for the Quasar Portfolio, consisting of 1.00% management fees, .25% 12b-1 fee and .16% other expenses.

 /2/The annual expenses for the Dreyfus Investment Portfolio Emerging Markets
    Portfolio reflect the portfolio adviser's waiver of fees or reimbursements for the year ending December 31, 2000. Absent these waivers and reimbursements, the total annual expense for the portfolio would have been 3.86% consisting of 1.25% for management fees and 2.61% for other fees.

 /3/The shareholder services provider of the Federated High Income Bond II and Federated International Small Company Fund II voluntarily elected not to accrue a portion of the shareholder services fee during the fiscal year ending December 31, 2000. The shareholder services fee paid by the Fund after the voluntary reduction was .10%. Absent such reduction, the total annual expenses for the Federated High Income Bond Fund II would have been 1.01% consisting of .60% management fee, .25% service fee and .16% other fees; total annual expenses for the International Small Company Fund II would have been 5.99%, consisting of 1.25% management fee, .25% service share fee and 4.49% other fees. The shareholder services provider can terminate this voluntary reduction at any time.

    Although the Federated International Small Company Fund II adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Federated International Small Company Fund II did not pay or accrue a distribution (12b-1) fee during the fiscal year ending December 31, 2000. The Federated International Small Company Fund II has no present intention of paying or accruing a distribution (12b-1) fee during the fiscal year ending December 31, 2001.

 /4/Actual annual operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce Fund expenses. In addition, the Fund, or FMR on behalf of the Fund, has entered into arrangements with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. After taking these arrangements into account, the total annual expenses of the VIP Equity-Income Portfolio during 2000 would have been .82%; the total annual expenses of the VIP Growth would have been .90%. See the accompanying fund prospectus for details.

 /5/Actual annual operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce Fund expenses. In addition, the Fund, or FMR on behalf of the Fund, has entered into arrangements with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. After taking these arrangements into account, the total annual expenses of the VIP II Contrafund Portfolio during 2000 would have been .90%. See the accompanying fund prospectus for details.

 /6/Actual annual operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce Fund expenses. In addition, the Fund, or FMR on behalf of the Fund, has entered into arrangements with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. After taking these arrangements into account, the total annual expenses of the VIP III Growth & Income Portfolio during 2000 would have been .84%. See the accompanying fund prospectus for details.

 /7/GE Asset Management Incorporated ("GEAM") has voluntarily agreed to waive a portion of its management fee for the Money Market Fund. Absent this waiver, the total annual expenses of the Fund would have been .45% consisting of .41% in management fees and .04% in other expenses. Also, GEAM voluntarily limited other expenses for the GE Premier Growth Equity Fund from January 1 through April 30, 2000. Absent the waiver the total annual expenses of the Fund would have been 0.68%, consisting of 0.65% in management fees and 0.03% in other expenses.

 /8/Expenses, for the Janus Aspen Series, are based upon expenses for the year ended December 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth, Balanced, Capital Appreciation, Growth, International Growth and Worldwide Growth Portfolios.

 /9/Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of MFS Variable Insurance Trust during 2000 would have been: total annual expenses of 1.12% for the MFS Investor Growth Stock Series (formerly MFS Growth Series), consisting of .75% management fees, .20% 12b-1 fee and .17% other expenses; total annual expenses of 1.07% for the MFS Investors Trust Series (formerly Growth With Income), consisting of .75% management fee, .20% 12b-1 fee and .12% other expenses; total annual expenses of 1.29% for the New Discovery Series, consisting of .90% management fees, .20% 12b-1 fees and .19% other expenses; total expenses of 1.11% for the MFS Utilities Series, consisting of .75% management fee, .20% 12b-1 fees and .16% other expenses. MFS has contractually agreed to waive other expenses to ensure they are no more than .15% after non-contractual expenses are included.

/10/PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares. Absent fee waivers or reimbursements, the total annual expenses of the Total Return Bond Portfolio during 2000 would have been total annual expenses of .66%, consisting of .25% management fees, .15% service fees and .26% other expenses.

The Funds supplied all of the figures provided under the subheading Portfolio Annual Expenses and part of the data used to produce the figures in the examples. We have not independently verified this information.

EXAMPLES

These examples show what your costs would be under certain hypothetical situations. They vary based on the Annuitant's age at issue, the rider(s) selected, and whether you surrender or annuitize your contract. The examples do not represent past or future expenses. Your actual expense may be more or less than those shown. The examples are based on the annual expenses of the portfolios of the Funds for the year ended December 31, 2000 (shown above in Portfolio Annual Expenses), and assume that the applicable fee waiver and reimbursements will continue for the periods shown. We cannot guarantee that they will continue. The examples assume that the $30 annual contract charge is equivalent to 0.1% of Contract Value attributable to the hypothetical investment (this charge will be waived if the Contract Value is more than $40,000 at the time the charge is due). To the extent that the examples reflect charges for the enhanced payment benefit, the examples assume that the charge of .15% applies. This is the annual rate as a percentage of Contract Value allocated to the Separate Account. If each Annuitant is age 70 or younger at issue, the examples assume that the mortality and expense risk charge is 1.30% of Contract Value in the Separate Account and the administrative expense charge is .15% of Contract Value in the Separate Account. If either Annuitant is older than age 70 at issue, the examples assume that the mortality and expense risk charge is 1.50% of Contract Value in the Separate Account and the administrative expense risk is .15% of Contract Value in the Separate Account.

                                     * * *

Examples: An Owner who did not elect the enhanced payment benefit would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Expense Table above:

1. If you surrender* your Contract at the end of the applicable period (assuming each Annuitant is age 70 or younger at issue):

                                               Without Enhanced Payment Charge
Subaccount Investing In:                       1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund            78.01  127.95  171.54   270.62
 AIM V.I. Growth Fund                          78.11  128.25  172.04   271.63
 AIM V.I. Value Fund                           78.21  128.55  172.55   272.63
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio                   79.31  131.85  178.05   283.59
 Premier Growth Portfolio                      82.81  142.29  195.36   317.59
 Quasar Portfolio                              81.81  139.32  190.45   308.01
Dreyfus
 Dreyfus Investments Portfolios-Emerging
  Markets Portfolio                            89.76  162.84  229.05   381.83
 The Dreyfus Socially Responsible Growth Fund,
  Inc.                                         77.61  126.74  169.53   266.60
Federated Insurance Series
 Federated High Income Bond Fund II            78.41  129.15  173.55   274.63
 Federated International Small Company Bond
  Fund II                                      84.80  148.21  205.11   336.45
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio                   78.11  128.25  172.04   271.63
 VIP Growth Portfolio                          78.91  130.65  176.05   279.62
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Contrafund Portfolio                   79.01  130.95  176.55   280.61

 * surrender includes annuitization over a period of less than 5 years

                                                 Without Enhanced Payment Charge
Subaccount Investing In:                         1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio               78.31  128.85  173.05   273.63
 VIP III Mid Cap Portfolio                       79.71  133.05  180.04   287.54
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                       76.81  124.33  165.49   258.49
 Money Market Fund                               72.99  112.78  146.10   219.04
 Premier Growth Equity Fund                      76.51  123.42  163.98   255.44
 S&P 500 Index Fund                              73.70  114.92  149.70   226.43
 Small Cap Value Fund                            79.71  133.05  180.04   287.54
 U.S. Equity Fund                                75.71  121.00  159.52   247.24
 Value Equity Fund                               78.21  128.55  172.55   272.63
Janus Aspen Series
 Aggressive Growth Portfolio                     79.01  130.95  176.55   280.61
 Balanced Portfolio                              79.01  130.95  176.55   280.61
 Capital Appreciation Portfolio                  79.01  130.95  176.55   280.61
 Global Life Sciences Portfolio                  81.81  139.32  190.45   308.01
 Global Technology Portfolio                     79.21  131.55  177.55   282.59
 Growth Portfolio                                79.01  130.95  176.55   280.61
 International Growth Portfolio                  79.41  132.15  178.55   284.58
 Worldwide Growth Portfolio                      79.31  131.85  178.05   283.59
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series            80.81  136.34  185.51   298.32
 MFS(R) Investors Trust Series                   80.41  135.14  183.52   294.41
 MFS(R) New Discovery Series                     82.31  140.81  192.91   312.81
 MFS(R) Utilities Series                         80.81  136.34  185.51   298.32
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA           78.11  128.25  172.04   271.63
 Oppenheimer Main Street Growth & Income Fund/VA 78.61  129.75  174.55   276.63
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                          78.91  130.65  176.05   279.62
 High Yield Portfolio                            76.31  122.82  162.96   253.39
 Long-Term U.S. Government Bond Portfolio        77.31  125.84  168.02   263.57
 Total Return Portfolio                          76.31  122.82  162.96   253.39
Rydex Variable Trust
 Rydex OTC Fund                                  84.40  147.03  203.17   332.71
--------------------------------------------------------------------------------

2. If you annuitize at the end of the applicable period, or do not surrender (assuming each Annuitant is age 70 or younger at issue)*:

                                              Without Enhanced Payment Charge
Subaccount Investing In:                      1 Year 3 Years 5 Years 10 Years
-----------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund           24.01   73.95  126.54   270.62
 AIM V.I. Growth Fund                         24.11   74.25  127.04   271.63
 AIM V.I. Value Fund                          24.21   74.55  127.55   272.63
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio                  25.31   77.85  133.05   283.59
 Premier Growth Portfolio                     28.81   88.29  150.36   317.59
 Quasar Portfolio                             27.81   85.32  145.45   308.01

 * surrender includes annuitization over a period of less than 5 years

                                                 Without Enhanced Payment Charge
Subaccount Investing In:                         1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
Dreyfus
 Dreyfus Investments Portfolios-Emerging Markets
  Portfolio                                      35.76  108.84  184.05   381.83
 The Dreyfus Socially Responsible Growth Fund,
  Inc.                                           23.61   72.74  124.53   266.60
Federated Insurance Series
 Federated High Income Bond Fund II              24.41   75.15  128.55   274.63
 Federated International Small Company Fund II   30.80   94.21  160.11   336.45
Fidelity Variable Insurance Products Fund (VIP)
 VIP Equity-Income Portfolio                     24.11   74.25  127.04   271.63
 VIP Growth Portfolio                            24.91   76.65  131.05   279.62
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Contrafund Portfolio                     25.01   76.95  131.55   280.61
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio               24.31   74.85  128.05   273.63
 VIP III Mid Cap Portfolio                       25.71   79.05  135.04   287.54
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                       22.81   70.33  120.49   258.49
 Money Market Fund                               18.99   58.78  101.10   219.04
 Premier Growth Equity Fund                      22.51   69.42  118.98   255.44
 S&P 500 Index Fund                              19.70   60.92  104.70   226.43
 Small Cap Value Fund                            25.71   79.05  135.04   287.54
 U.S. Equity Fund                                21.17   67.00  114.92   247.24
 Value Equity Fund                               24.21   74.55  127.55   272.63
Janus Aspen Series
 Aggressive Growth Portfolio                     25.01   76.95  131.55   280.61
 Balanced Portfolio                              25.01   76.95  131.55   280.61
 Capital Appreciation Portfolio                  25.01   76.95  131.55   280.61
 Global Life Sciences Portfolio                  27.81   85.32  145.45   308.01
 Global Technology Portfolio                     25.21   77.55  132.55   282.59
 Growth Portfolio                                25.01   76.95  131.55   280.61
 International Growth Portfolio                  25.41   78.15  133.55   284.58
 Worldwide Growth Portfolio                      25.31   77.85  133.05   283.59
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series            26.81   82.34  140.51   298.32
 MFS(R) Investors Trust Series                   26.41   81.14  138.52   294.41
 MFS(R) New Discovery Series                     28.31   86.81  147.91   312.81
 MFS(R) Utilities Series                         26.81   82.34  140.51   298.32
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA           24.11   74.25  127.04   271.63
 Oppenheimer Main Street Growth & Income
  Portfolio/VA                                   24.61   75.75  129.55   276.63
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                          24.91   76.65  131.05   279.62
 High Yield Portfolio                            22.31   68.82  117.96   253.39
 Long-Term U.S. Government Bond Portfolio        23.31   71.84  123.02   263.57
 Total Return Portfolio                          22.31   68.82  117.96   253.39
Rydex Variable Trust
 Rydex OTC Fund                                  30.40   93.03  158.17   332.71
--------------------------------------------------------------------------------

Examples: An Owner who elected the enhanced payment benefit would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Fee Table Above:

3. If you surrender* your Contract at the end of the applicable period (assuming each Annuitant is age 70 or younger at issue):

                                                With Enhanced Payment Charge
Subaccount Investing In:                       1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund             97.51 141.45  188.05   285.56
 AIM V.I. Growth Fund                           97.61 141.75  188.55   286.55
 AIM V.I. Value Fund                            97.71 142.05  189.04   287.54
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio                    98.81 145.34  194.51   298.32
 Premier Growth Portfolio                      102.30 155.73  211.68   331.78
 Quasar Portfolio                              101.30 152.77  206.81   322.35
Dreyfus
 Dreyfus Investments Portfolios-Emerging
  Markets Portfolio                            109.24 176.18  245.11   394.96
 The Dreyfus Socially Responsible Growth Fund,
  Inc.                                          97.11 140.25  186.05   281.60
Federated Insurance Series
 Federated High Income Bond Fund II             97.91 142.65  190.04   289.51
 Federated International Small Company Bond
  Fund II                                      104.29 161.62  221.36   350.33
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio                    97.61 141.75  188.55   286.55
 VIP Growth Portfolio                           98.41 144.14  192.52   294.41
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Contrafund Portfolio                    98.51 144.44  193.02   295.39
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio              97.81 142.35  189.54   288.52
 VIP III Mid Cap Portfolio                      99.21 146.53  196.49   302.21
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                      96.31 137.85  182.05   273.63
 Money Market Fund                              92.50 126.35  162.80   234.80
 Premier Growth Equity Fund                     96.01 136.95  180.54   270.62
 S&P 500 Index Fund                             93.20 128.48  166.37   242.08
 Small Cap Value Fund                           99.21 146.53  196.49   302.21
 U.S. Equity Fund                               95.21 134.53  176.51   262.55
 Value Equity Fund                              97.71 142.05  189.04   287.54
Janus Aspen Series
 Aggressive Growth Portfolio                    98.51 144.44  193.02   295.39
 Balanced Portfolio                             98.51 144.44  193.02   295.39
 Capital Appreciation Portfolio                 98.51 144.44  193.02   295.39
 Global Life Sciences Portfolio                101.30 152.77  206.81   322.35
 Global Technology Portfolio                    98.71 145.04  194.01   297.34
 Growth Portfolio                               98.51 144.44  193.02   295.39
 International Growth Portfolio                 98.91 145.64  195.00   299.29
 Worldwide Growth Portfolio                     98.81 145.34  194.51   298.32
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series          100.31 149.81  201.91   312.81
 MFS(R) Investors Trust Series                  99.91 148.62  199.94   308.97
 MFS(R) New Discovery Series                   101.80 154.25  209.25   327.07
 MFS(R) Utilities Series                       100.31 149.81  201.91   312.81

 * surrender includes annuitization over a period of less than 5 years

                                                  With Enhanced Payment Charge
Subaccount Investing In:                         1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA            97.61 141.75  188.55   286.55
 Oppenheimer Main Street Growth & Income Fund/VA  98.11 153.25  191.03   291.47
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                           98.41 144.14  192.52   294.41
 High Yield Portfolio                             96.81 139.35  184.55   278.62
 Long-Term U.S. Government Bond Portfolio         95.81 136.34  179.54   268.61
 Total Return Portfolio                           95.81 136.34  179.54   268.61
Rydex Variable Trust
 Rydex OTC Fund                                  103.89 160.44  219.43   346.65
--------------------------------------------------------------------------------

4. If you annuitize at the end of the applicable period, or do not surrender (assuming each Annuitant is age 70 or younger at issue)*:



                                                With Enhanced Payment Charge
Subaccount Investing In:                       1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund            25.51   78.45  134.05   285.56
 AIM V.I. Growth Fund                          25.61   78.75  134.55   286.55
 AIM V.I. Value Fund                           25.71   79.05  135.04   287.54
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio                   26.81   82.34  140.51   298.32
 Premier Growth Portfolio                      30.30   92.73  157.68   331.78
 Quasar Portfolio                              29.30   89.77  152.81   322.35
Dreyfus
 Dreyfus Investments Portfolios-Emerging
  Markets Portfolio                            37.24  113.18  191.11   394.96
 The Dreyfus Socially Responsible Growth Fund,
  Inc.                                         25.11   77.25  132.05   281.60
Federated Insurance Series
 Federated High Income Bond Fund II            25.91   79.65  136.04   289.51
 Federated International Small Company Bond
  Fund II                                      32.29   98.62  167.36   350.33
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio                   25.61   78.75  134.55   286.55
 VIP Growth Portfolio                          26.41   81.14  138.52   294.41
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Contrafund Portfolio                   26.51   81.44  139.02   295.39
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio             25.81   79.35  135.54   288.52
 VIP III Mid Cap Portfolio                     27.21   83.53  142.29   302.21
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                     24.31   74.85  128.05   273.63
 Money Market Fund                             20.50   63.35  108.80   234.80
 Premier Growth Equity Fund                    24.01   73.95  126.54   270.62
 S&P 500 Index Fund                            21.20   65.48  112.37   242.08
 Small Cap Value Fund                          27.21   83.53  142.49   302.21
 U.S. Equity Fund                              23.21   71.53  122.51   262.55
 Value Equity Fund                             25.71   79.05  135.04   287.54
Janus Aspen Series
 Aggressive Growth Portfolio                   26.51   81.44  139.02   295.39
 Balanced Portfolio                            26.51   81.44  139.02   295.39

 * surrender includes annuitization over a period of less than 5 years

                                                  With Enhanced Payment Charge
Subaccount Investing In:                         1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
 Capital Appreciation Portfolio                  26.51   81.44  139.02   295.39
 Global Life Sciences Portfolio                  29.30   89.77  152.81   322.35
 Global Technology Portfolio                     26.71   82.04  140.01   297.34
 Growth Portfolio                                26.51   81.44  139.02   295.39
 International Growth Portfolio                  26.91   82.64  141.00   299.29
 Worldwide Growth Portfolio                      26.81   82.34  140.51   298.32
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series            28.31   86.81  147.91   312.81
 MFS(R) Investors Trust Series                   27.91   85.62  145.94   308.97
 MFS(R) New Discovery Series                     29.80   91.25  155.25   327.07
 MFS(R) Utilities Series                         28.31   86.81  147.91   312.81
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA           25.61   78.75  134.55   286.55
 Oppenheimer Main Street Growth & Income Fund/VA 26.11   80.25  137.03   291.47
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                          26.41   81.14  138.52   294.41
 High Yield Portfolio                            24.81   76.35  130.55   278.62
 Long-Term U.S. Government Bond Portfolio        23.81   73.34  125.54   268.61
 Total Return Portfolio                          23.81   73.34  125.54   268.61
Rydex Variable Trust
 Rydex OTC Fund                                  31.89   97.44  165.43   346.65
--------------------------------------------------------------------------------

Examples: An Owner who did not elect the enhanced payment benefit would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Expense Table above:

5. If you surrender* your Contract at the end of the applicable period (assuming either Annuitant is over age 70 at issue):

                                                 Without Enhanced Payment Charge
Subaccount Investing In:                         1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
AIM Variable Insurance Funds, Inc.
 AIM V.I.Capital Appreciation Fund               80.01  133.95  181.54   290.49
 AIM V.I. Growth Fund                            80.11  134.25  182.03   291.47
 AIM V.I. Value                                  80.21  134.55  182.53   292.45
Alliance
 Growth & Income Portfolio                       81.31  137.83  187.98   303.18
 Premier Growth Portfolio                        84.80  148.21  205.11   336.45
 Quasar Portfolio                                83.80  145.25  200.25   327.07
Dreyfus
 Dreyfus Investment Portfolios-Emerging Markets
  Portfolio                                      91.73  168.62  238.45   399.29
 The Dreyfus Socially Responsible Growth Fund,
  Inc.                                           79.61  132.75  179.55   286.55
Federated Insurance Series
 Federated High Income Bond Fund II              80.41  135.14  183.52   294.41
 Federated International Small Company Fund II   86.78  154.08  214.76   354.90
Fidelity Variable Insurance Products Fund (VIP)
 VIP Equity-Income Portfolio                     80.11  134.25  182.03   291.47
 VIP Growth Portfolio                            80.91  136.64  186.00   299.29
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Contrafund Portfolio                     81.01  136.94  186.50   300.27

 * surrender includes annuitization over a period of less than 5 years

                                                 Without Enhanced Payment Charge
Subaccount Investing In:                         1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio               80.31  134.85  183.03   293.43
 VIP III Mid Cap Portfolio                       81.71  139.02  189.95   307.04
GE Investments Funds, Inc.
 Mid Cap Value Equity Fund                       78.81  130.35  175.55   278.62
 Money Market Fund                               75.00  118.87  156.35   240.00
 Premier Growth Equity Fund                      78.51  129.45  174.05   275.63
 S&P 500 Index Fund                              75.71  121.00  159.92   247.24
 Small Cap Value Equity Fund                     81.71  139.02  189.95   307.04
 U.S. Equity Fund                                77.71  127.04  170.03   267.60
 Value Equity Fund                               80.21  134.55  182.53   292.45
Janus Aspen Series
 Aggressive Growth Portfolio                     81.01  136.94  186.50   300.27
 Balanced Portfolio                              81.01  136.94  186.50   300.27
 Capital Appreciation Portfolio                  81.01  136.94  186.50   300.27
 Global Life Sciences Portfolio                  83.80  145.25  200.25   327.07
 Global Technology Portfolio                     81.21  137.53  187.49   302.21
 Growth Portfolio                                81.01  136.94  186.50   300.27
 International Growth Portfolio                  81.41  138.13  188.47   304.15
 Worldwide Growth Portfolio                      81.31  137.83  187.98   303.18
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series            82.81  142.29  195.36   317.59
 MFS(R) Investors Trust Series                   82.41  141.10  193.40   313.77
 MFS(R) New Discovery Series                     84.30  146.73  202.68   331.78
 MFS(R) Utilities Series                         82.81  142.29  195.36   317.59
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA           80.11  134.25  182.03   291.47
 Oppenheimer Main Street Growth & Income Fund/VA 80.61  135.74  184.52   296.37
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                          80.91  136.64  186.00   299.29
 High Yield Bond Portfolio                       78.31  128.85  173.05   273.63
 Long-Term U.S.Government Bond Portfolio         79.31  131.85  178.05   283.59
 Total Return Bond Portfolio                     78.31  128.85  173.05   273.63
Rydex Variable Trust
 Rydex OTC Fund                                  86.39  152.91  212.84   351.25
--------------------------------------------------------------------------------

6. If you annuitize at the end of the applicable period, or do not surrender (assuming either Annuitant is over age 70 at issue)*:

                                                Without Enhanced Payment Charge
Subaccount Investing In:                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds, Inc.
 AIM V.I.Capital Appreciation Fund              26.01   79.95  136.54   290.49
 AIM V.I. Growth Fund                           26.11   80.25  137.03   291.47
 AIM V.I. Value                                 26.21   80.55  137.53   292.45
Alliance
 Growth & Income Portfolio                      27.31   83.83  142.98   303.18
 Premier Growth Portfolio                       30.80   94.21  160.11   336.45
 Quasar Portfolio                               29.80   91.25  155.25   327.07
Dreyfus
 Dreyfus Investment Portfolios-Emerging Markets
  Portfolio                                     37.73  114.62  193.45   399.29
 The Dreyfus Socially Responsible Growth Fund,
  Inc.                                          25.61   78.75  134.55   286.55

 * surrender includes annuitization over a period of less than 5 years

                                               Without Enhanced Payment Charge
Subaccount Investing In:                       1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
Federated Insurance Series
 Federated High Income Bond Fund II            26.41   81.14  138.52   294.41
 Federated International Small Company Fund II 32.78  100.08  169.76   354.90
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio                   26.11   80.25  137.03   291.47
 VIP Growth Portfolio                          26.91   82.64  141.00   299.29
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Contrafund Portfolio                   27.01   82.94  141.50   300.27
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio             26.31   80.85  138.03   293.43
 VIP III Mid Cap Portfolio                     27.71   85.02  144.95   307.04
GE Investments Funds, Inc.
 Mid Cap Value Equity Fund                     24.81   76.35  130.55   278.62
 Money Market Fund                             21.00   64.87  111.35   240.00
 Premier Growth Equity Fund                    24.51   75.45  129.05   275.63
 S&P 500 Index Fund                            21.71   67.00  114.92   247.24
 Small Cap Value Equity Fund                   27.71   85.02  144.95   307.04
 U.S. Equity Fund                              23.71   73.04  125.03   267.60
 Value Equity Fund                             26.21   80.55  137.53   292.45
Janus Aspen Series
 Aggressive Growth Portfolio                   27.01   82.94  141.50   300.27
 Balanced Portfolio                            27.01   82.94  141.50   300.27
 Capital Appreciation Portfolio                27.01   82.94  141.50   300.27
 Global Life Sciences Portfolio                27.21   83.53  142.29   302.21
 Global Technology Portfolio                   27.01   82.94  141.50   300.27
 Growth Portfolio                              27.41   84.13  143.47   304.15
 International Growth Portfolio                29.80   91.25  155.25   327.07
 Worldwide Growth Portfolio                    27.31   83.83  142.98   303.18
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series          28.81   88.29  150.36   317.59
 MFS(R) Investors Trust Series                 28.41   87.10  148.40   313.77
 MFS(R) New Discovery Series                   30.30   92.73  157.68   331.78
 MFS(R) Utilities Series                       28.81   88.29  150.36   317.59
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA         26.11   80.25  137.03   291.47
 Oppenheimer Main Street Growth & Income
  Fund/VA                                      26.61   81.74  139.52   296.37
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                        26.91   82.64  141.00   299.29
 High Yield Bond Portfolio                     24.31   74.85  128.05   273.63
 Long-Term U.S.Government Bond Portfolio       25.31   77.85  133.05   283.59
 Total Return Bond Portfolio                   24.31   74.85  128.05   273.63
Rydex Variable Trust
 Rydex OTC Fund                                32.39   98.91  167.84   351.25
------------------------------------------------------------------------------

EXAMPLES: An Owner who elected the enhanced payment benefit would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Fee Table above:

7. If you surrender* your Contract at the end of the applicable period (assuming either Annuitant is over age 70 at issue)*:

                                      With Enhanced Payment Charge
Subaccount Investing In:            1  Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------
AIM Variable Insurance Funds, Inc.
 AIM V.I.Capital Appreciation Fund   99.51  147.43  197.97   305.11
 AIM V.I. Growth Fund                99.61  147.72  198.46   306.08
 AIM V.I. Value                      99.71  148.02  198.95   307.04

 * surrender includes annuitization over a period of less than 5 years

                                                  With Enhanced Payment Charge
Subaccount Investing In:                         1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
Alliance
 Growth & Income Portfolio                       100.81 151.29  204.36   317.59
 Premier Growth Portfolio                        104.29 161.62  221.36   350.33
 Quasar Portfolio                                103.29 158.68  216.53   341.10
Dreyfus
 Dreyfus Investment Portfolios-Emerging Markets
  Portfolio                                      111.21 181.94  254.43   412.14
 The Dreyfus Socially Responsible Growth Fund,
  Inc.                                            99.11 146.23  195.99   301.24
Federated Insurance Series
 Federated High Income Bond Fund II               99.91 148.62  199.94   308.97
 Federated International Small Company Fund II   106.27 167.47  230.93   368.48
Fidelity Variable Insurance Products Fund (VIP)
 VIP Equity-Income Portfolio                      99.61 147.72  198.46   306.08
 VIP Growth Portfolio                            100.41 150.10  202.40   313.77
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Contrafund Portfolio                     100.51 150.40  202.89   314.73
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio                99.81 148.32  199.45   308.01
 VIP III Mid Cap Portfolio                       101.20 152.48  206.32   321.40
GE Investments Funds, Inc.
 Mid Cap Value Equity Fund                        98.31 143.85  192.03   293.43
 Money Market Fund                                94.51 132.42  172.98   255.44
 Premier Growth Equity Fund                       98.01 142.95  190.54   290.49
 S&P 500 Index Fund                               95.21 134.53  176.51   262.55
 Small Cap Value Equity Fund                     101.20 152.48  206.32   321.40
 U.S. Equity Fund                                 97.21 140.55  186.55   282.59
 Value Equity Fund                                99.71 148.02  198.95   307.04
Janus Aspen Series
 Aggressive Growth Portfolio                     100.51 150.40  202.89   314.73
 Balanced Portfolio                              100.51 150.40  202.89   314.73
 Capital Appreciation Portfolio                  100.51 150.40  202.89   314.73
 Global Life Sciences Portfolio                  103.29 158.68  216.53   341.10
 Global Technology Portfolio                     100.71 150.99  203.87   316.64
 Growth Portfolio                                100.51 150.40  202.89   314.73
 International Growth Portfolio                  100.91 151.59  204.85   318.55
 Worldwide Growth Portfolio                      100.81 151.29  204.36   317.59
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series            102.30 155.73  211.68   331.78
 MFS(R) Investors Trust Series                   101.90 154.55  209.74   328.02
 MFS(R) New Discovery Series                     103.79 160.15  218.95   345.73
 MFS(R) Utilities Series                         102.30 155.73  211.68   331.78
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA            99.61 147.72  198.46   306.08
 Oppenheimer Main Street Growth & Income
  Fund/VA                                        100.11 149.21  200.92   310.89
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                          100.41 150.10  202.40   313.77
 High Yield Bond Portfolio                        98.81 145.34  194.51   298.32
 Long-Term U.S.Government Bond Portfolio          97.81 142.35  189.54   288.52
 Total Return Bond Portfolio                      97.81 142.35  189.54   288.52
Rydex Variable Trust
 Rydex OTC Fund                                  105.88 166.30  229.03   364.88
--------------------------------------------------------------------------------

8. If you annuitize at the end of the applicable period, or do not surrender (assuming either Annuitant is over age 70 at issue)*:

                                                  With Enhanced Payment Charge
Subaccount Investing In:                         1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
AIM Variable Insurance Funds, Inc.
 AIM V.I.Capital Appreciation Fund               27.51   84.43  143.97   305.11
 AIM V.I. Growth Fund                            27.61   84.72  144.46   306.08
 AIM V.I. Value                                  27.71   85.02  144.95   307.04
Alliance
 Growth & Income Portfolio                       28.81   88.29  150.36   317.59
 Premier Growth Portfolio                        32.29   98.62  167.36   350.33
 Quasar Portfolio                                31.29   95.68  162.53   341.10
Dreyfus
 Dreyfus Investment Portfolios-Emerging Markets
  Portfolio                                      39.21  118.94  200.43   412.14
 The Dreyfus Socially Responsible Growth Fund,
  Inc.                                           27.11   83.23  141.99   301.24
Federated Insurance Series
 Federated High Income Bond Fund II              27.91   85.62  145.94   308.97
 Federated International Small Company Fund II   34.27  104.47  176.93   368.48
Fidelity Variable Insurance Products Fund (VIP)
 VIP Equity-Income Portfolio                     27.61   84.72  144.46   306.08
 VIP Growth Portfolio                            28.41   87.10  148.40   313.77
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Contrafund Portfolio                     28.51   87.40  148.89   314.73
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio               27.81   85.32  145.45   308.01
 VIP III Mid Cap Portfolio                       29.20   89.48  152.32   321.40
GE Investments Funds, Inc.
 Mid Cap Value Equity Fund                       26.31   80.85  138.03   293.43
 Money Market Fund                               22.51   69.42  118.98   255.44
 Premier Growth Equity Fund                      26.01   79.95  136.54   290.49
 S&P 500 Index Fund                              23.21   71.53  122.51   262.55
 Small Cap Value Equity Fund                     29.20   89.48  152.32   321.40
 U.S. Equity Fund                                25.21   77.55  132.55   282.59
 Value Equity Fund                               27.71   85.02  144.95   307.04
Janus Aspen Series
 Aggressive Growth Portfolio                     28.51   87.40  148.89   314.73
 Balanced Portfolio                              28.51   87.40  148.89   314.73
 Capital Appreciation Portfolio                  28.51   87.40  148.89   314.73
 Global Life Sciences Portfolio                  31.29   95.68  162.53   341.10
 Global Technology Portfolio                     28.71   87.99  149.87   316.64
 Growth Portfolio                                28.51   87.40  148.89   314.73
 International Growth Portfolio                  28.91   88.59  150.85   318.55
 Worldwide Growth Portfolio                      28.81   88.29  150.36   317.59
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series            30.30   92.73  157.68   331.78
 MFS(R) Investors Trust Series                   29.90   91.55  155.74   328.02
 MFS(R) New Discovery Series                     31.79   97.15  164.95   345.73
 MFS(R) Utilities Series                         30.30   92.73  157.68   331.78
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA           27.61   84.72  144.46   306.08
 Oppenheimer Main Street Growth & Income
  Fund/VA                                        28.11   86.21  146.92   310.89

 * surrender includes annuitization over a period of less than 5 years

                                          With Enhanced Payment Charge
Subaccount Investing In:                 1 Year 3 Years 5 Years 10 Years
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PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                  28.41   87.10  148.40   313.77
 High Yield Bond Portfolio               26.81   82.34  140.51   298.32
 Long-Term U.S.Government Bond Portfolio 25.81   79.35  135.54   288.52
 Total Return Bond Portfolio             25.81   79.35  135.54   288.52
Rydex Variable Trust
 Rydex OTC Fund                          33.88  103.30  175.03   364.88
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The Funds supplied all of the figures provided under the heading Portfolio Annual Expenses and part of the data used to produce the figures in the examples. We have not independently verified this information

OTHER CONTRACTS

We may offer other variable annuity contracts which also may invest in the same (or many of the same) portfolios Funds offered under the Contract. These contracts may have different charges that could affect their subaccounts' performance, and they offer different benefits.

Synopsis

What type of Contract am I buying? The Contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Internal Revenue Code of 1986, as amended (the "Code"), or as a contract that is not qualified under the Code ("Non-Qualified Contract"). This Prospectus only provides disclosure about the Contract. Certain features described in this Prospectus may vary from your Contract. See The Contract.

How does the Contract work? Once we approve your application, we will issue a Contract to you. During the accumulation period, while you are paying in, you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to annuitize (that is, change your Contract to a payout mode rather than an accumulation mode) we will convert your Accumulation Units to Annuity Units. You can choose a fixed or variable income payment. If you choose a variable income payment, we will base your periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See The Contract.

What is the Enhanced Payment benefit? When you apply for the Contract, you may elect the enhanced payment benefit. Once you elect the benefit, you cannot cancel it. If you elect the enhanced payment benefit, we will add a percentage of each purchase payment you make to your Contract Value. There are charges for this benefit. See "Charges and Other Deductions" and "Enhanced Payment Benefit."

What are my variable investment choices? Through its 41 Subaccounts, the Account uses your purchase payments to purchase shares, at your direction, in one or more portfolios of the 13 Funds. In turn, each portfolio holds securities consistent with its own particular investment objective. Amounts you allocate to the Separate Account will reflect the investment performance of the portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See The Separate
Account -- Subaccounts.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after deductions. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on this amount. You may transfer value between the Guarantee Account and the Separate Account subject to certain restrictions. See Transfers Before the Annuity Commencement Date.

What charges are associated with this Contract? Should you withdraw Contract Value before your purchase payments have been in your Contract for six years, we will assess a surrender charge of anywhere from 0% to 6%, depending upon how many full years those payments have been in the Contract. We will deduct amounts surrendered first from any gain in the Contract and then from purchase payments made. We may waive the surrender charge in certain circumstances. See Surrender Charge.

We assess annual charges in the aggregate at an effective annual rate of 1.45% (1.65% for Contracts where either Annuitant was older than age 70 at issue) against the daily net asset value of the Separate Account. These charges consist of a .15% administrative expense charge and a 1.30% (1.50% where either Annuitant was older than age 70 at issue) mortality and expense risk charge. Additionally, we may impose a $30 annual contract charge. For a complete discussion of all charges associated with the Contract, see Charges and Other Deductions.

If a premium tax applies to your Contract, then at the time your Contract incurs the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or proceeds, as applicable. See Charges and Other Deductions and Deductions for Premium Taxes.

If you elect the enhanced payment benefit we will assess an asset based charge at an effective annual rate of .15% against the daily net asset value of your Contract Value in the Separate Account. In addition, should you withdraw Contract Value before your purchase payments have been in your Contract for eight years, we will assess a surrender charge of anywhere from 8% to 0%, depending upon how many full years those payments have been in the Contract.

The portfolios also have certain expenses. These include management fees and other expenses associated with the daily operation of each portfolio. See Portfolio Annual Expenses. These expenses are more fully described in each Fund's prospectus.

We pay compensation to broker-dealers who sell the Contracts. For a discussion of this compensation, see Distribution of the Contracts.

How much must I pay, and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are completely flexible. See The Contract -- Purchase Payments.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date if the Annuitant is still living. You may also decide to annuitize under one of the optional payment plans. We will base your initial payment on Annuity Commencement Value and other factors. See Income Payments.

What happens if an Annuitant dies before the Annuity Commencement Date? Before the Annuity Commencement Date, if any Annuitant dies while the Contract is in force, we will treat the Designated Beneficiary as the sole Owner of the Contract, subject to certain distribution rules. We may pay a Death Benefit to the Designated Beneficiary. See The Death Benefit.

May I transfer contract value among portfolios? Yes, but there may be limits on how often you may do so. The minimum transfer amount is $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See The Contract -- Transfers Before the Annuity Commencement Date and Income Payments -- Transfers After the Annuity Commencement Date.

May I surrender the Contract or make a withdrawal? Yes, subject to Contract requirements and to restrictions imposed under certain retirement plans.

If you surrender the Contract or make a withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or withdrawal, a 10% penalty tax. A surrender or a withdrawal may also be subject to withholding. See Federal Tax Matters. A withdrawal may reduce the Death Benefit by the proportion that the withdrawal (including any applicable surrender charge and premium tax) reduces Contract Value. See The Death Benefit.

Do I get a free look at this Contract? Yes. You have the right to return the Contract to us at our Service Center or to your agent, and have us cancel the Contract within ten days after its delivery (or longer if required by applicable law).

If you exercise this right, we will cancel your Contract as of the date we receive your request and send you a refund computed as of that day.

If you elect the enhanced payment benefit your refund will equal one of the following amounts:

  (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned Contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned Contract.

This means that we bear any losses attributable to the enhanced payment amounts during the free look period; we will take any gains associated with the enhanced payment amounts during the free look period. We do not assess a surrender charge on your Contract refund. See "Return Privilege."

If you do not elect the enhanced payment benefit, we will cancel the Contract as of the day we receive your request and send you a refund equal to your Contract Value (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the portfolios may have deducted) on or before the date we received the returned Contract.

When are my allocations effective? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts you choose.

Where may I find more information about Accumulation Unit Values? When available, the Condensed Financial Information section at the end of this Prospectus will provide more information about Accumulation Unit Values.

Investment Results

At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher.

Total returns include the reinvestment of all distributions of the portfolios. Total returns reflect Fund charges and expenses and the administrative expense charge which is equal on an annual basis to .15% of Contract Value in the Separate Account. They also reflect a mortality and expense risk charge of 1.50% (which is the mortality and expense risk charge that applies when either Annuitant is older than age 70 at issue). (The mortality and expense risk charge that applies when each Annuitant is age 70 or younger at issue is at effective annual rate of 1.30%.) Total returns reflect the enhanced payment benefit charge which is equal on an annual basis to .15% of Contract Value in the Separate Account. They also assume that the $30 annual contract charge is equivalent to 0.1% of Contract Value (this charge will be waived if the Contract Value is more than $40,000 at the time the charge is due). Total returns do not reflect any premium taxes. See the Appendix and the Statement of Additional Information for further information.

Financial Statements

The consolidated financial statements for GE Capital Life Assurance Company of New York and the financial statements for GE Capital Life Separate Account II are located in the SAI. If you would like a free copy of the SAI, call 1-800-313-5282. Otherwise, the SAI is available on the SEC's website at http://www.sec.gov.

GE Capital Life Assurance Company of New York

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We are ultimately a subsidiary of General Electric Capital Corporation ("GE Capital"), a New York corporation that is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management, and commercial and consumer financing businesses. GE Capital's ultimate parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment, and large electric power generation equipment.

We are licensed solely in New York and specialize in writing individual fixed-rate deferred annuities, fixed payout immediate annuities, variable life insurance, and variable deferred annuities.

We are subject to regulation by the Superintendent of Insurance of the State of New York. We submit annual statements on our operations and finances to the New York Insurance Department.

GNA Corporation, a direct wholly owned subsidiary of GE Financial Assurance Holdings, Inc., directly own the stock of Capital Brokerage Corporation (the principal underwriter for the Policies and a broker/dealer registered with the U.S. Securities and Exchange Commission.

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the Contract as well as for other purposes permitted by law.

The Separate Account currently has 41 Subaccounts available under the Contract, but that number may change in the future. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding portfolio of the Funds described below. We allocate net purchase payments in accordance with your instructions among up to ten of the 41 Subaccounts available under the Contract.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the Contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account shall, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the Contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each portfolio of a Fund offered in this Contract. You decide the Subaccounts to which you allocate net purchase payments. You may change your allocation without penalty or charges. Each Fund is registered with the Securities and Exchange Commission as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing a Subaccount to allocate your net purchase payments and Contract Value, carefully read the prospectus for each Fund, along with this Prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the portfolios.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

We offer you a choice from among 41 Subaccounts, each of which invests in an underlying portfolio of one of the Funds. You may allocate purchase payments to up to ten Subaccounts plus the Guarantee Account at any one time.

                                                              Adviser (and Sub-
                                                                  Adviser,
Subaccount Investing In            Investment Objective        as applicable)
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AIM VARIABLE INSURANCE FUNDS

AIM V.I. Capital              Objective is growth of         A I M Advisors,
Appreciation                  capital.                       Inc.
Fund
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AIM V.I. Growth Fund          The fund's investment          A I M Advisors,
                              objective is to seek growth of Inc.
                              capital.
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AIM V.I. Value Fund           Seeks to achieve long-term     A I M Advisors,
                              growth of capital.             Inc.
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ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Growth and Income             Seeks reasonable current       Alliance Capital
Portfolio                     income and reasonable          Management, L.P.
                              opportunity for appreciation
                              through investments primarily
                              in dividend-paying common
                              stocks of good quality. May
                              also invest in fixed-income
                              securities and convertible
                              securities.
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                                                             Adviser (and Sub-
                                                                 Adviser,
Subaccount Investing In           Investment Objective        as applicable)
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Premier Growth Portfolio     Seeks long term growth of      Alliance Capital
                             capital by investing           Management, L.P.
                             predominantly in the equity
                             securities of a limited number
                             of large, carefully selected,
                             high quality U.S. companies
                             judged likely to achieve
                             superior earnings growth.
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Quasar Portfolio             Seeks growth of capital by     Alliance Capital
                             pursuing aggressive investment Management, L.P.
                             policies. This fund invests
                             based upon the potential for
                             capital appreciation and only
                             incidentally for current
                             income. The investment
                             policies are aggressive.
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DREYFUS

Dreyfus Investment           Non-diversified(/1/) portfolio The Dreyfus
Portfolios-Emerging          seeking long-term capital      Corporation
Markets Portfolio            growth by investing primarily
                             in the stocks of companies
                             organized, or with a majority
                             of its assets or business, in
                             emerging market countries.
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The Dreyfus Socially         Seeks to provide capital       The Dreyfus
Responsible Growth Fund,     growth, with current income as Corporation
Inc.                         a secondary goal by investing
                             primarily in the common stock
                             of companies that in the
                             opinion of the Fund's
                             management, meet traditional
                             investment standards and
                             conduct their business in a
                             manner that contributes to the
                             enhancement of the quality of
                             life in America.
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FEDERATED INSURANCE SERIES

Federated High Income        Seeks high current income by   Federated
Bond Fund II                 investing primarily in a       Investment
                             professionally managed,        Management Company
                             diversified portfolio of fixed
                             income securities. Pursues
                             this objective by investing in
                             a diversified portfolio of
                             high- yield, lower-rated
                             corporate bonds (also known as
                             "junk bonds").
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Federated International      Seeks to provide long-term     Federated Global
Small Company Fund II        growth of capital. Pursues     Investment
                             this objective by investing at Management Corp.
                             least 65% of its assets in
                             equity securities of foreign
                             companies that have a market
                             capitalization at the time of
                             purchase of $1.5 billion or
                             less.
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FIDELITY VARIABLE INSURANCE
PRODUCTS FUND (VIP)

Equity-Income Portfolio      Seeks reasonable income and    Fidelity Management
                             will consider the potential    & Research Company
                             for capital appreciation. The  (subadvised by FMR
                             fund also seeks a yield, which Co., Inc.)
                             exceeds the composite yield on
                             the securities comprising the
                             S&P 500 by investing primarily
                             in income-producing equity
                             securities and by investing in
                             domestic and foreign issuers.
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 (/1/)A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                           Adviser (and Sub-
                                                               Adviser,
Subaccount Investing In         Investment Objective        as applicable)
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Growth Portfolio           Seeks capital appreciation by  Fidelity Management
                           investing primarily in common  & Research Company
                           stocks of companies believed   (subadvised by FMR
                           to have above-average growth   Co., Inc.)
                           potential.
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FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II)

Contrafund(TM) Portfolio   Seeks long-term capital        Fidelity Management
                           appreciation by investing      & Research Company
                           primarily in common stocks and (subadvised by
                           securities of companies whose  Fidelity Management
                           value it believes to have not  & Research (U.K.)
                           fully been recognized by the   Inc., Fidelity
                           public. This fund invests in   Management &
                           domestic and foreign issuers   Research (Far East)
                           and also invests in "growth"   Inc., Fidelity
                           stocks or "value" stocks or    Investments Japan
                           both.                          Limited, and FMR
                                                          Co., Inc.)
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FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (VIP III)

Growth & Income Portfolio  Seeks high total return        Fidelity Management
                           through a combination of       & Research Company
                           current income and capital     (subadvised by
                           appreciation by investing a    Fidelity Management
                           majority of assets in common   & Research (U.K.)
                           stocks with a focus on those   Inc., Fidelity
                           that pay current dividends and Management &
                           show potential for capital     Research (Far East)
                           appreciation.                  Inc., Fidelity
                                                          Investments Japan
                                                          Limited, and FMR
                                                          Co., Inc.)
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Mid Cap Portfolio          Seeks long-term growth of      Fidelity Management
                           capital by investing primarily & Research Company
                           in common stocks and at least  (subadvised by
                           65% of total assets in         Fidelity Management
                           securities of companies with   & Research (U.K.),
                           medium market capitalizations. Inc. and Fidelity
                                                          Management &
                                                          Research Far East
                                                          Inc.)
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GE INVESTMENTS FUNDS, INC.

Mid-Cap Value Equity Fund  Objective of providing long-   GE Asset Management
                           term growth of capital by      Incorporated
                           investing primarily in common
                           stock and other equity
                           securities of companies that
                           the investment adviser
                           believes are undervalued by
                           the marketplace at the time of
                           purchase and that offer the
                           potential for above-average
                           growth of capital. Although
                           the current portfolio reflects
                           investments primarily within
                           the mid cap range, the Fund is
                           not restricted to investments
                           within any particular
                           capitalization and may in the
                           future invest a majority of
                           its assets in another
                           capitalization range.
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                                                             Adviser (and Sub-
                                                                Adviser, as
Subaccount Investing In         Investment Objective            applicable)
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Money Market Fund          Objective of providing highest   GE Asset Management
                           level of current income as is    Incorporated
                           consistent with high liquidity
                           and safety of principal by
                           investing in various types of
                           good quality money market
                           securities.
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Premier Growth Equity      Objective of providing long-     GE Asset Management
Fund                       term growth of capital as well   Incorporated
                           as future (rather than
                           current) income by investing
                           primarily in growth-oriented
                           equity securities.
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S&P 500 Index Fund(/2/)    Objective of providing capital   GE Asset Management
                           appreciation and accumulation    Incorporated
                           of income that corresponds to    (Subadvised by
                           the investment return of the     State Street Global
                           Standard & Poor's 500            Advisers)
                           Composite Stock Price Index
                           through investment in common
                           stocks comprising the Index.
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Small-Cap Value Equity     Objective of providing long-     GE Asset Management
Fund                       term growth of capital by        Incorporated
                           investing primarily in equity    (subadvised by
                           securities of small cap          Palisade Capital
                           undervalued U.S. companies       Management, L.L.C.)
                           that have solid growth
                           prospects.
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U.S. Equity Fund           Objective of providing long-     GE Asset Management
                           term growth of capital through   Incorporated
                           investments primarily in
                           equity securities of U.S.
                           companies.
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Value Equity Fund          Objective of providing long-     GE Asset Management
                           term growth of capital and       Incorporated
                           future income. Pursues
                           investments in equity
                           securities of large
                           undervalued U.S. companies
                           that have solid growth
                           prospects.
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JANUS ASPEN SERIES

Aggressive Growth          Non-diversified(/1/) portfolio   Janus Capital
Portfolio                  pursuing long- term growth of    Corporation
                           capital. Pursues this
                           objective by normally
                           investing at least 50% of its
                           assets in equity securities
                           issued by medium-sized
                           companies.
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Balanced Portfolio         Seeks long-term growth of        Janus Capital
                           capital. Pursues this            Corporation
                           objective consistent with the
                           preservation of capital and
                           balanced by current income.
                           Normally invests 40-60% of its
                           assets in securities selected
                           primarily for their growth
                           potential and 40-60% of its
                           assets in securities selected
                           primarily for their income
                           potential.
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 (/2/)"Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-
      Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard and Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this Fund or the Contract.

                                                           Adviser (and Sub-
                                                               Adviser,
Subaccount Investing In         Investment Objective        as applicable)
----------------------------------------------------------------------------
Capital Appreciation       Non-diversified(/1/) portfolio Janus Capital
Portfolio                  pursuing long-term growth of   Corporation
                           capital. Pursues its objective
                           by investing primarily in
                           common stocks of companies of
                           any size.
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Global Life Sciences       Non-diversified/1/ portfolio   Janus Capital
Portfolio                  seeking long-term growth of    Corporation
                           capital. The portfolio pursues
                           this objective by investing at
                           least 65% of its total assets
                           in securities of U.S. and
                           foreign companies that the
                           portfolio manager believes
                           have a life science
                           orientation. The portfolio
                           normally invests at least 25%
                           of its total assets, in the
                           aggregate, in the following
                           industry groups: health care;
                           pharmaceuticals; agriculture;
                           cosmetics/personal care; and
                           biotechnology.
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Global Technology          Invests primarily in equity    Janus Capital
Portfolio                  securities of U.S. and foreign Corporation
                           companies selected for their
                           growth potential. Under normal
                           circumstances, it invests at
                           least 65% of its total assets
                           in securities of companies
                           that the portfolio manager
                           believes will benefit
                           significantly from advances or
                           improvements in technology.
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Growth Portfolio           Seeks long-term capital growth Janus Capital
                           consistent with the            Corporation
                           preservation of capital and
                           pursues its objective by
                           investing in common stocks of
                           companies of any size.
                           Emphasizes larger, more
                           established issuers.
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International Growth       Seeks long-term growth of      Janus Capital
Portfolio                  capital. Pursues this          Corporation
                           objective primarily through
                           investments in common stocks
                           of issuers located outside the
                           United States. The portfolio
                           normally invests at least 65%
                           of its total assets in
                           securities of issuers from at
                           least five different
                           countries, excluding the
                           United States.
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Worldwide Growth           Seeks long-term capital growth Janus Capital
Portfolio                  in a manner consistent with    Corporation
                           the preservation of capital.
                           Pursues this objective by
                           investing in a diversified
                           portfolio of common stocks of
                           foreign and domestic issuers
                           of all sizes. Normally invests
                           in at least five different
                           countries including the United
                           States.
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MFS(R) VARIABLE INSURANCE
TRUST

MFS(R) Investors Growth    Seeks to provide long-term     Massachusetts
Stock Series (formerly     growth of capital and future   Financial Services
MFS(R) Growth Series)      income rather than current     Company ("MFS(R)")
                           income.
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MFS(R) Investors Trust     Seeks to provide reasonable    Massachusetts
Series (formerly MFS(R)    current income and long-term   Financial Services
Growth With Income         growth of capital and income.  Company ("MFS(R)")
Series)
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                                                           Adviser (and Sub-
                                                               Adviser,
Subaccount Investing In         Investment Objective        as applicable)
----------------------------------------------------------------------------
MFS(R) New Discovery       Seeks capital appreciation.    Massachusetts
Series                     Pursues this objective by      Financial Services
                           investing at least 65% of its  Company ("MFS(R)")
                           total assets in equity
                           securities of emerging growth
                           companies.
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MFS(R) Utilities Series    Seeks capital growth and       Massachusetts
                           current income. Pursues this   Financial Services
                           objective by investing at      Company
                           least 65% of its total assets  ("MFS(R)")
                           in equity and debt securities
                           of domestic and foreign
                           companies in the utilities
                           industry.
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OPPENHEIMER VARIABLE
ACCOUNT FUNDS

Global Securities Fund/VA  Seeks long-term capital        OppenheimerFunds,
                           appreciation by investing a    Inc.
                           substantial portion of assets
                           in securities of foreign
                           issuers, "growth- type"
                           companies, cyclical industries
                           and special situations that
                           are considered to have
                           appreciation possibilities. It
                           invests mainly in common
                           stocks of U.S. and foreign
                           issuers.
----------------------------------------------------------------------------
Main Street Growth &       Seeks high total return, which OppenheimerFunds,
Income Fund/VA             includes growth in the value   Inc.
                           of its shares as well as
                           current income, from equity
                           and debt securities. The Fund
                           invests mainly in common
                           stocks of U.S. companies.
----------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE
TRUST

Foreign Bond Portfolio     Non-diversified(/1/) portfolio Pacific Investment
                           seeking to maximize total      Management Company
                           return, consistent with
                           preservation of capital and
                           prudent investment management.
                           This fund primarily invests in
                           intermediate maturity hedged
                           foreign fixed income
                           securities.
----------------------------------------------------------------------------
High Yield Bond Portfolio  Seeks to maximize total        Pacific Investment
                           return, consistent with        Management Company
                           preservation of capital and
                           prudent investment management.
                           Primarily invests in higher
                           yielding fixed income
                           securities (also known as
                           "junk bonds.")
----------------------------------------------------------------------------
Long-Term U.S. Government  Seeks to maximize total        Pacific Investment
Bond Portfolio             return, consistent with the    Management Company
                           preservation of capital and
                           prudent investment management.
                           Primarily invests in long-
                           term maturity fixed income
                           securities.
----------------------------------------------------------------------------
Total Return Bond          Seeks to maximize total return Pacific Investment
Portfolio                  consistent with preservation   Management Company
                           of capital and prudent
                           investment management.
                           Primarily invests in
                           intermediate maturity fixed
                           income securities.
----------------------------------------------------------------------------
RYDEX VARIABLE TRUST

Rydex OTC Fund             Non-diversified(/1/) fund      Rydex Global
                           seeks to provide investment    Advisors
                           results that correspond to a
                           benchmark for over-the-counter
                           securities that invest
                           primarily in securities of
                           companies included in the
                           NASDAQ 100 Index(TM). (/3/)
----------------------------------------------------------------------------

 (/3/)THE NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

Not all subaccounts may be available in all markets

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Subaccounts of the Separate Account. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay Death Benefits, surrender proceeds, withdrawals, to make income payments, or for other purposes described in the Contract. We automatically reinvest all dividend and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values.

Shares of the portfolios of the Funds are not sold directly to the general public. They are sold to the Company, and may be sold to other insurance companies that issue variable annuity and variable life insurance contracts. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the Funds.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant.

We will also receive Service Share fees from certain of the portfolios. These fees are deducted from portfolio assets attributable to the Contracts, and are for the administrative services we provide to those portfolios. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the Contracts, will receive 12b-1 fees deducted from certain portfolio assets attributable to the Contracts for providing distribution and shareholder support services to some of the portfolios. Because the Service Share fees and 12b-1 fees are paid out of a portfolio's assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.

CHANGES TO THE SEPARATE ACCOUNT AND THE SUBACCOUNTS

We reserve the right, within the law, to make additions, deletions and substitutions for the Funds and/or any portfolios within the Funds in which the Separate Account participates. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the Contract. This substitution might occur if shares of a portfolio should no longer be available, or if investment in any portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the Contract. The new portfolios may have higher fees and charges than the ones they replaced, and not all portfolios may be available to all classes of Contracts. No substitution of the shares attributable to your Contract may take place without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of Contracts.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event such registration is no longer required; manage the Separate Account under the direction of a committee or in any other form; or combine the Separate Account with other separate accounts of the Company. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account, and we may create new Separate Accounts.

The Guarantee Account

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all markets.

You may allocate some or all of your net purchase payments and transfer some or all of your Contract Value to the Guarantee Account. We credit the portion of the Contract Value allocated to the Guarantee Account with interest (as described below). Contract Value in the Guarantee Account is subject to some, but not all, of the charges we assess in connection with the Contract. See Charges and Other Deductions.

Each time you allocate net purchase payments or transfer Contract Value to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time.

We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of Contract Value under the Contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account, or any portion thereof. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your Contract.

We will notify you in writing at least 10 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. (See Transfers Before the Annuity Commencement Date.) During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

We reserve the right to credit bonus interest on purchase payments allocated to the Guarantee Account participating in the Dollar-Cost Averaging Program. See Dollar-Cost Averaging. (This may not be available to all classes of Contracts.)

Charges and Other Deductions

All of the charges described in this section apply to Contract Value allocated to the Separate Account. Contract Value in the Guarantee Account is subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Contracts. We incur certain costs and expenses for the distribution and administration of the Contracts and for providing the benefits payable thereunder. Our administrative services include:

 . processing applications for and issuing the Contracts;

 . maintaining records;

 . administering annuity payouts;

 . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

 . reconciling and depositing cash receipts;

 . providing Contract confirmations and periodic statements;

 . providing toll-free inquiry services; and

 . furnishing telephone and internet transaction services.

The risks we assume include:

 . the risk that the Death Benefit will be greater than the Surrender Value;

 . the risk that the actual life-span of persons receiving income payments under the Contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Contract and cannot be changed); and

 . the risk that our costs in providing the services will exceed our revenues from Contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge (except as described below) on withdrawals and surrenders of purchase payments. You pay this charge to compensate us for the losses we experience on Contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there is insufficient Contract Value in the Separate Account, we will deduct the charge from all monies in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payments and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge without the enhanced payment benefit is as follows:

      Number of Full and Partially            Surrender Charge as a Percentage
         Completed Years Since                     of the Surrendered or
    We Received the Purchase Payment             Withdrawn Purchase Payment
   --------------------------------------------------------------------------
                  Year                                   Percentage
                  ----                                   ----------
                   1                                         6%
                   2                                         6%
                   3                                         6%
                   4                                         6%
                   5                                         5%
                   6                                         4%
               7 or more                                     0%
   --------------------------------------------------------------------------

The surrender charge with the enhanced payment benefit is as follows:

      Number of Full and Partially            Surrender Charge as a Percentage
         Completed Years Since                     of the Surrendered or
    We Received the Purchase Payment             Withdrawn Purchase Payment
   --------------------------------------------------------------------------
                  Year                                   Percentage
                  ----                                   ----------
                   1                                         8%
                   2                                         8%
                   3                                         7%
                   4                                         7%
                   5                                         6%
                   6                                         5%
                   7                                         4%
                   8                                         2%
               8 or more                                     0%
   --------------------------------------------------------------------------

We do not assess the surrender charge on surrenders:

 . of amounts representing gain (as defined below);

 . of free withdrawal amounts (as defined below);

 . if taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), Optional Payment Plan 3 (with a payment period of at least 5 years based on guaranteed interest), or Optional Payment Plan 5.

You may withdraw any gain in your Contract free of any surrender charge. We calculate gain in the Contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

(a) is the Contract Value on the Valuation Day we receive your withdrawal or surrender request;

(b) is the total of any withdrawals including surrender charges previously taken;

(c) is the total of purchase payments made; and

(d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to 10% of your total purchase payments each Contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the Contracts and then from purchase payments made. The free withdrawal amount is not cumulative from Contract year to Contract year.

Further, we will waive the surrender charge if you annuitize under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, Optional Payment Plan 3 (Income of a Definite Amount) with a payment period of at least 5 years based on guaranteed interest, or Optional Payment Plan 5 (Joint Life and Survivor Income). See Optional Payment Plans.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.45% (1.65% where either Annuitant was above age 70 at the Contract
Date) of the daily net asset value. The charge consists of an administrative expense charge at an effective annual rate of .15% and a mortality and expense risk charge at an effective annual rate of 1.30% (1.50% for Contracts where either Annuitant was above age 70 at the Contract Date). These deductions from the Separate Account are reflected in your Contract Value.

OTHER CHARGES

Annual Contract Charge


We will deduct a charge of $30 annually from the Contract Value of each Contract to compensate us for certain administrative expenses incurred in connection with the Contracts. We will deduct the charge at each Contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that the Contract's Contract Value in each Subaccount bears to the total Contract Value in all Subaccounts at the time we make the charge. If there is insufficient Contract Value allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all monies in the Guarantee Account. Other allocation methods may be available upon request.

Optional Enhanced Payment Charge

We charge for the optional enhanced payment benefit. We will deduct the enhanced payment charge daily, at an effective annual rate of .15% of the daily net asset value in the Separate Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or proceeds, as applicable, at the time your Contract incurs the tax or at such other time as we may choose.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each portfolio incurs certain fees and expenses. To pay for these charges, each Fund makes deductions from its assets. The deductions are described more fully in each Fund's Prospectus.

In addition, we reserve the right to impose a charge of up to $10 for transfers for each transfer after the first in a calendar month. This charge is at cost with no profit to us.

We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Contracts. You do not pay these commissions, we do. We intend to recover commissions, marketing, administrative and other expenses and cost of Contract benefits through fees and charges imposed under the Contracts. See Distribution of the Contracts for more information.

ADDITIONAL INFORMATION

We may reduce or eliminate the administrative expense and surrender charges described previously for any particular Contract. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or (4) any other circumstances which reduce distribution or administrative expenses. We will state the exact amount of administrative expense and surrender charges applicable to a particular Contract in that Contract.

We may also reduce charges and/or deductions for sales of the Contracts to registered representatives who sell the Contracts to the extent we realize savings of distribution and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Contract

The Contract is an individual flexible premium variable deferred annuity Contract. We describe your rights and benefits below and in the Contract. There may be differences in your Contract (such as differences in fees, charges and benefits). We will include any such differences in your Contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a Contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a Contract. We then send the Contract to you through your sales representative. See Distribution of the Contracts.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional premium payments you make on the Valuation Day we receive them.

To apply for a Contract, you must be of legal age and eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the Contracts (if you choose to purchase through a qualified plan). The Annuitant(s) cannot be older than age 85, unless we approve a different age.

This Contract may be used with certain tax qualified retirement plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this Contract through a qualified plan, you should consider purchasing this Contract for its Death Benefit, income benefits and other non-tax-related benefits. Please consult a tax advisor for information specific to your circumstances in order to determine whether the Contract is an appropriate investment for you.

OWNERSHIP

As Owner, you have all rights under the Contract, subject to the rights of any irrevocable beneficiary. According to New York law, the assets of the Separate Account are held for the exclusive benefit of all Owners and their Designated Beneficiaries. Qualified Contracts may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

If you name a Joint Owner in the application, we will treat the Joint Owners as owning the Contract equally with right of survivorship. All Owners must together exercise any ownership rights in this Contract.

PURCHASE PAYMENTS

You may make purchase payments at a frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the Contract, or the death of the Owner (or Joint Owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 (or $2,000 if your Contract is an IRA Contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 in the case of certain bank drafts), $50 for IRA Contracts and $100 for other Qualified Contracts.

VALUATION DAY

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m., New York time) for each day the New York Stock Exchange is open except for days on which a Fund does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS

We place net purchase payments into the Separate Account's Subaccounts, each of which invests in shares of a corresponding portfolio of the Funds, and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to up to ten Subaccounts plus the Guarantee Account at any one time.

The percentage of any purchase payment which you can put into any one Subaccount or guarantee period must be a whole percentage and not less than $100. Upon allocation to the appropriate Subaccounts, we convert net purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation

Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center if received before 4:00 p.m., New York time. If we receive the additional purchase payment at or after 4:00 p.m, New York time, we will use the Accumulation Unit value computed on the next Valuation Day. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the portfolio's investments perform, but also upon the charges of the Separate Account and the fees and expenses of the portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice in writing or over the phone. The new allocation will apply to any purchase payments made after we receive notice of the change.

OPTIONAL ENHANCED PAYMENT BENEFIT

If you elect the enhanced payment benefit, we will add a percentage of each purchase payment you make to your Contract Value. Currently, this amount is 4%, but it may vary with each purchase payment and could be zero. We will tell you the amount of the enhanced payment benefit at the time you make your purchase payment. You only can elect this benefit when you apply for your Contract. We fund the enhanced payment amount from the assets in our General Account.

We will apply the enhanced payment amount when we apply your purchase payment to your Contract Value, and will allocate the enhanced payment amount on a pro-rata basis to the investment options you select in the same ratio as the applicable purchase payment.

There are important things you should consider before you elect the enhanced payment benefit. These include:

 . Over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings.

 . Once you elect the enhanced payment benefit, you cannot cancel it. The benefit remains in effect until you surrender or annuitize your Contract.

 . We may lower the enhanced payment amount, and we may determine to credit zero percent of each purchase payment you make under your Contract. Regardless of the enhanced payment amount, we will continue to charge for the benefit. This means you could be charged for the benefit even though you receive no further enhanced payment amounts.

 . We will recapture the enhanced payment amount if you surrender your Contract during the free look period.

 . Please take advantage of the guidance of a qualified financial advisor in evaluating the enhanced payment benefit, as well as the other aspects of the Contract.

 . We may profit from the enhanced payment benefit charge.

VALUATION OF ACCUMULATION UNITS

We value Accumulation Units for each Subaccount separately. Initially, we arbitrarily set the value of each Accumulation Unit at $10.00. Thereafter, the value of an Accumulation Unit in any Subaccount for a Valuation Period equals the value of an Accumulation Unit in that Subaccount as of the preceding Valuation Period multiplied by the net investment factor of that Subaccount for the current Valuation Period.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

Transfers

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

Before the earliest of the surrender of the Contract, payment of any Death Benefit, and the Annuity Commencement Date, you may transfer all or a portion of your investment between and among the Subaccounts of the Separate Account and the Guarantee Account, subject to certain conditions. However you may not transfer from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts of the Separate Account and between the Subaccounts and/or the Guarantee Account as of the end of the Valuation Period that we receive the transfer request at our Service Center. For this reason there may be limitations on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts of the Separate Account or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts of the Separate Account and/or the Guarantee Account under certain circumstances. See Requesting Payments.

We restrict tranfers from any particular allocation of the Guarantee Account to a Subaccount. Unless you are participating in the dollar-cost averaging program (see Dollar-Cost Averaging), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount which you may transfer to the Subaccounts. However, for any particular allocation to the Guarantee Account, the limited amount will not be less than any accured interest on that allocation plus 25% of the original amount of that allocation.

We may restrict certain transfers from the Subaccounts to the Guarantee Account. We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Currently, there is no other limit on the number of transfers between and among Subaccounts of the Separate Account and the Guarantee Account; however, we reserve the right to limit the number of transfers each calendar year to twelve or one transfer per month or, if it is necessary for the Contract to continue to be treated as an annuity contract by the Internal Revenue Service, a lower number. Currently, all transfers under the Contract are free. However, we reserve the right to assess a charge of up to $10 per transfer for each transfer after the first in a calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount or guarantee period if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your transfer request. We may not honor your transfer request:

  (i) if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Subaccount invests;

 (ii) if the transfer is a result of more than one trade involving the same Subaccount within a 30 day period; or

 (iii) if the transfer would adversely affect Accumulation Unit values.

We also may not honor transfers made by third parties. (See Transfers by Third Parties.)

When thinking about a transfer of Contract Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

TELEPHONE/INTERNET TRANSACTIONS

You may make certain requests under your Contract by calling or electronically contacting us provided we received your prior written authorization at our Service Center. These include, but are not necessarily limited to, requests for transfers and changes in premium allocations, dollar-cost averaging, and portfolio rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others,

 . requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone/internet instructions,

 . confirming the telephone/internet transaction in writing to you or a third party you authorized, and/or

 . tape recording telephone instructions or retaining a record of your electronic request.

If we do not follow reasonable procedures we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or prohibit telephone and internet transactions.

To request a telephone transaction, please call our Service Center at 1-800-313-5282. To request an electronic transaction, please access our Universal Resource Locator ("URL") at http://www.GEFinancialService.com.

SPECIAL NOTE ON RELIABILITY

Please note that the internet or our telephone system may not always be available. Any computer or telephone system, whether it is yours, your internet service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to effect transfers on your behalf. However, when the same third party possesses this ability on behalf of many Owners, the result can be simultaneous transfers involving large amounts of Contract Value. Such transfers can disrupt the orderly management of the portfolios underlying the Contract, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Contracts, and the management of the Funds share this position. Therefore, as described in your Contract, we may limit or disallow transfers made by a third party.

DOLLAR-COST AVERAGING

The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Money Market Subaccount and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the Contract). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss. The dollar-cost averaging program is not available if the enhanced payment benefit option is elected.

If the enhanced benefit payment option is NOT elected, you may participate in the dollar-cost averaging program by electing it on your application; or by contacting an authorized sales representative or by calling our Service Center at 1-800-313-5282 and completing the dollar-cost averaging agreement. To use the program, you must transfer at least $100 from the Money Market Subaccount and/or interest rate guarantee period with each transfer.

The dollar-cost averaging program will begin 30 days after we receive your instructions and any necessary purchase payment unless we allow an earlier date. We will discontinue your participation in the dollar-cost averaging program:

 . on the business day we receive your written or telephoned (assuming we have your telephone authorization form on file) request to discontinue the program; or

 . when the value of the Money Market Subaccount and/or interest rate guarantee period from which transfers are being made is depleted.

If you dollar-cost average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. You may not transfer from one interest rate guarantee period to another interest rate guarantee period. We also reserve the right to transfer any remaining portion of an allocation used for dollar-cost averaging to a new interest rate guarantee period upon termination of the dollar-cost averaging program for that allocation. We reserve the right to transfer any remaining portion of an allocation used for dollar-cost averaging to an Account with a new guarantee period upon termination of the dollar-cost averaging program for that allocation.

As discussed under "The Guarantee Account," we also reserve the right to credit bonus interest on purchase payments allocated to the Guarantee Account that participate in the dollar-cost averaging program. We refer to this bonus interest as enhanced dollar-cost averaging. The dollar-cost averaging program and/or the enhanced dollar-cost averaging program may not be available in all states and in all markets or through all broker-dealers who sell the Contracts.

There is no additional charge for dollar-cost averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue offering or to modify the dollar-cost averaging program at any time and for any reason. We also reserve the right to prohibit simultaneous dollar-cost averaging and systematic withdrawals.

PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual or annual basis) your Contract Value among the Subaccounts to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Service Center. Once elected, portfolio rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering or to modify the portfolio rebalancing program at any time and for any reason. We also reserve the right to exclude Subaccounts from portfolio rebalancing. Portfolio rebalancing does not guarantee a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

Before the Annuity Commencement Date, you may instruct us to transfer interest earned on your Contract Value in the Guarantee Account to the Subaccounts to which you are allocating purchase payments, in accordance with the allocation instructions in effect on the date of the transfer. You must specify the frequency of the transfers (either quarterly, semi-annually, or annually).

The minimum Contract Value in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the dollar-cost averaging program or the portfolio rebalancing program. If any interest sweep transfer is scheduled for the same day as a portfolio rebalancing transfer, the interest sweep transfer will be processed first.

We limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation to the Guarantee Account. See Transfers Before the Annuity Commencement Date. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing our Service Center or by calling our Service Center. We will automatically cancel your participation in the program if your Contract Value in the Guarantee Account is less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

Surrenders and Withdrawals

SURRENDERS AND WITHDRAWALS

Subject to the rules discussed below, we will allow the surrender of the Contract or a withdrawal of a portion of the Contract Value at any time before the Annuity Commencement Date upon your written request.

We will not permit a withdrawal that is less than $100 or that reduces Contract Value to less than $1,000. If your withdrawal request would reduce Contract Value to less than $1,000, we will surrender your Contract in full. Different limits and other restrictions may apply to qualified retirement plans.

The amount payable on surrender of the Contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals the Contract Value (after deduction of any applicable optional benefit charges and annual contract charge) on the Valuation Day we receive a request for surrender less any applicable surrender charge and any applicable premium tax charge. We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the Contract, based on your instructions.

At the time of your request, you may indicate, in writing or by calling our Annuity Customer Service Line, from which Subaccounts or guarantee periods we are to take your withdrawal. If you do not so specify, we will deduct the amount of the withdrawal first from the Subaccounts of the Separate Account on a pro-rata basis, in proportion to the Contract Value in the Separate Account. We then will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

Please remember that a withdrawal may reduce the Death Benefit by the proportion that the withdrawal (including any applicable surrender charge and any premium tax) reduces Contract Value, depending on the amount of the withdrawal and the applicable Death Benefit. See The Death Benefit. Withdrawals may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% Federal penalty tax. See Federal Tax Matters.

SYSTEMATIC WITHDRAWALS

The systematic withdrawal program allows you to take systematic withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the Contract Date (unless we allow an earlier date). To participate in the program your Contract Value must initially be at least $5,000 and, you must complete our systematic withdrawal form. You can obtain the form from an authorized sales representative or our Service Center.

Your systematic withdrawals in a Contract year may not exceed the amount which is not subject to a surrender charge. See Surrender Charge. We will deduct the systematic withdrawal amounts first from any gain in the Contract and then from premiums paid. You may provide specific instructions as to which subaccounts and/or interest rate guarantee periods we are to take the systematic withdrawals from. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by first taking on a pro-rata basis Accumulation Units from all of the Subaccounts in which you have an interest. To the extent that your Contract Value in the Separate Account is not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any Contract Value you have in the Guarantee Account to accomplish the withdrawal. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

After your systematic withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

 .  you may request only one such change in a calendar quarter; and

 . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of systematic withdrawals, then you may increase the remaining payments up to the maximum amount.

A systematic withdrawal program will terminate automatically when a systematic withdrawal would cause the remaining Contract Value to be less than $1,000. If a systematic withdrawal would cause the Contract Value to be less than $1,000, then we will not process or surrender in full that systematic withdrawal transaction. If any of your systematic withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue systematic withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See Requesting Payments.

When you consider systematic withdrawals, please remember that each systematic withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% Federal penalty tax on systematic withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both withdrawals at your specific request and withdrawals under a systematic withdrawal program will count toward the limit of the amount that you may withdraw in any Contract year free under the free withdrawal privilege. (See Surrender Charge.)

Your systematic withdrawal amount may be affected if you take an additional withdrawal.

We reserve the right to prohibit simultaneous systematic withdrawals and dollar-cost averaging. We also reserve the right to discontinue and/or modify the systematic withdrawal program upon 30 days written notice to Owners.

The Death Benefit

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE ANNUITY COMMENCEMENT DATE

If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an Owner or Joint Owner of the Contract, the amount of proceeds available is the Death Benefit. Upon receipt of due proof of an Annuitant's death at our Service Center (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will calculate the Death Benefit. We will treat the Death Benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated Death Benefit will remain allocated to the Subaccounts and/or the Guarantee Account proportionally according to your last instructions. This means that the calculated Death Benefit will fluctuate with the investment performance of the Subaccounts in which you are invested. You should note that if Account Value decreases after the Annuitant's death there may be situations in which your Death Benefit proceeds maybe less than the purchase payments you have made.
The Death Benefit varies based on the age of the Annuitant at issue. If the Annuitant is, or if there is a Joint Annuitant both the Annuitant and the Joint Annuitant are, age 80 or younger at issue, the Death Benefit, as of the date we receive due proof of death of any Annuitant, equals the greatest of:
(a) the Contract Value as of the date we receive due proof of death of any Annuitant;
(b) the greatest Contract Value as of any Contract Anniversary up to and including the Contract Anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any Purchase Payments paid since then adjusted for any withdrawals and any applicable premium tax; and
(c) purchase payments less any withdrawals.

Withdrawals reduce the sum calculated under (b) proportionately by the same percentage that the withdrawal reduces your Contract Value.

If any Annuitant is older than age 80 at issue, the Death Benefit is equal to the greatest of:

(a) the Contract Value as of the date we receive due proof of death of any Annuitant;
(b) the greatest Contract Value as of any Contract anniversary up to and including the Contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant plus any purchase payments made since that Contract anniversary adjusted for any withdrawals and any applicable premium tax; and
(c)purchase payments less any withdrawals.

Withdrawals reduce the sum calculated under (b) proportionally by the same percentage that the withdrawal (including any applicable surrender charges) reduces Contract Value.

Example: Assuming an Owner: (i) purchases a Contract for $100,000; (ii) makes no additional purchase payments and no withdrawals; (iii) is not subject to premium taxes; (iv) the Annuitant's age is 75 on the Contract Date; and (v) we receive due proof of death on the date of death then:

      End of              Annuitant's                       Contract                        Death
       Year                   Age                            Value                         Benefit
      ---------------------------------------------------------------------------------------------
        1                      76                           $103,000                       $103,000
        2                      77                            112,000                        112,000
        3                      78                             90,000                        112,000
        4                      79                            135,000                        135,000
        5                      80                            130,000                        135,000
        6                      81                            150,000                        150,000
        7                      82                            125,000                        135,000
        8                      83                            145,000                        145,000
      ---------------------------------------------------------------------------------------------

The purpose of this example is to show how the Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the Contract.

Withdrawals may reduce the Death Benefit by the proportion that the withdrawal (including any surrender charge and premium tax) reduced Contract Value. For example:

                           Purchase                         Contract                          Death
       Date                Payment                           Value                           Benefit
      ----------------------------------------------------------------------------------------------
      3/31/00               $5,000                          $ 5,000                          $ 5,000
      3/31/04                  --                           $10,000                          $10,000
      3/31/05                  --                           $ 7,000                          $10,000
      ----------------------------------------------------------------------------------------------

If a withdrawal of $3,500 is made on March 31, 2005, the Death Benefit immediately after the withdrawal will be $5,000 ($10,000 to $5,000) since the Contract Value is reduced 50% by the withdrawal ($7,000 to $3,500). This example assumes that: (i) death occurs on March 31, 2005; (ii) due proof of death was provided on March 31, 2005; (iii) no other purchase payments or withdrawals occurred; (iv) the Annuitant and any Joint Annuitant were both younger than age 80 at issue; (v) no surrender charge applies; and (vi) no premium tax applies to the withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the Contract.

WHEN WE CALCULATE YOUR DEATH BENEFIT

We will calculate the Death Benefit on the date we receive due proof of death at our Service Center. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated Death Benefit will remain allocated to the Separate Account and/or Guarantee Account, according to your last instructions. This means that the calculated Death Benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE ANNUITY COMMENCEMENT DATE

General: In certain circumstances, Federal tax law requires that distributions be made under this Contract upon the first death of:

 .  an Owner or Joint Owner, or

 . the Annuitant or Joint Annuitant if any Owner is a non-natural entity (such as a trust or corporation).

The discussion below describes the methods available for distributing the value of the Contract upon death.

Designated Beneficiary: At the death of any Owner (or any Annuitant, if any Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the Designated
Beneficiary:

(1) Owner or Joint Owners;

(2) Primary Beneficiary;

(3) Contingent Beneficiary; or

(4) Owner's estate.

We then will treat the Designated Beneficiary as the sole Owner of the Contract. If there is more than one Designated Beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules: The distributions required by Federal tax law differ depending on whether the Designated Beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the Contract is owned by a non-natural entity).

 . Spouses -- If the Designated Beneficiary is the surviving spouse of the deceased person, we will continue the Contract in force with the surviving spouse as the new Owner. If the deceased person was an Annuitant, the surviving spouse will automatically become the new sole Annuitant. Any Joint Annuitant will be removed from the Contract. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In that case, the rules for non-spouses will apply. The Surrender Value on the date we receive due proof of death of the Annuitant will be set equal to the Death Benefit, on that date. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any Death Benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a Contract for the new Contract Value on the date we received due proof of death. Any Death Benefit will be based on the original Annuitant's age on of the Contract Date, rather than the age of the previously deceased Annuitant. All other provisions, including any surrender charges, will continue as if the surviving spouse had purchased the Contract on the original Contract Date.

 . Non-Spouses -- If the Designated Beneficiary is not the surviving spouse of the deceased person, this Contract cannot be continued in force indefinitely. Instead, upon the death of any Owner (or any Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit of) the Designated Beneficiary under one of the following payment choices:

 (1) Receive the Surrender Value in one lump sum payment upon receipt of due proof of death. See Requesting Payments.

 (2) Receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining.

 (3) Apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the Designated Beneficiary or a period not exceeding the Designated Beneficiary's life expectancy.

If the Designated Beneficiary makes no choice within 30 days following receipt of due proof of death, we will use payment choice 2 (payment of the entire Surrender Value of the Contract within 5 years of the date of death). Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the Designated Beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum any Surrender Value still remaining to the person named by the Designated Beneficiary. If no person is so named, we will pay the Designated Beneficiary's estate.

Under payment choices 1 or 2, the Contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this Contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies. We show the amount of proceeds below.

         Person Who Died            Proceeds Paid
         ------------------------------------------
         Owner or Joint Owner       Surrender Value
         (who is not an Annuitant)
         ------------------------------------------
         Owner or Joint Owner       Death Benefit
         (who is an Annuitant)
         ------------------------------------------
         Annuitant                  Death Benefit

Upon receipt of due proof of death, the Designated Beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF OWNER, JOINT OWNER, OR ANNUITANT AFTER INCOME PAYMENTS BEGIN

After the Annuity Commencement Date (including after income payments begin), if an Owner, Joint Owner, Annuitant or Designated Beneficiary dies while the Contract is in force, payments that are already being made under the Contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision in the Contract.

Income Payments

When you apply for a Contract, you may select any Annuity Commencement Date permitted by law; however, this date can not be any later than the Contract anniversary on which the Annuitant, or younger of the Joint Annuitants, reaches age 90, unless we approve a later date. You may change the Annuity Commencement Date to any date at least ten years after the date of the last purchase payment; however, the Annuity Commencement Date cannot be a date later than the Contract anniversary on which the Annuitant, or younger of the Joint Annuitants, reaches age 90, unless we approve a later date. To make a change, send written notice to our Service Center before the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. (Please note the following exception: Contracts issued under qualified retirement plans provide for income payments to start at the date and under the option specified in the plan.)

We will pay a monthly income benefit to the Owner beginning on the Annuity Commencement Date if each Annuitant is still living. We will pay the monthly income benefit in the form of a "Life Income with 10 Years Certain plan" or a Joint Life and Survivor Income with 10 Years Certain plan with variable income payments, using the gender and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your Contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Annuity Commencement Value (that is, the Surrender Value of your Contract on the date immediately preceding the Annuity Commencement
Date) in one lump sum (in which case we will cancel the Contract) (see Requesting Payments).

Under the Life Income with 10 Years Certain plan, if the Annuitant lives longer than ten years, payments will continue for his or her life. If the Annuitant dies before the end of ten years, we will discount the remaining payments for the ten-year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in one sum.

Under the Joint Life and Survivor Income with 10 Years Certain plan, if an Annuitant lives longer than ten years, payments will continue for the surviving Annuitant's lifetime. If both Annuitants die before the end of ten years, we will discount the remaining payments for the ten-year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment amount on the date we receive due proof of death of the last Annuitant to die. We will pay this discounted amount in one sum.

The Contract also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis. You may use all or part of your Contract Value to purchase an annuity.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your Contract for the optional payment plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate. Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) you invest in and the Contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Subaccounts you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3% , then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make annuity payments monthly unless you elect quarterly, semi-annual or annual installments. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $20, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $20. If the annual payment payable at maturity is less than $20, we will pay the Annuity Commencement Value in a lump sum (see Requesting Payments). Upon making such a payment, we will have no future obligation under the Contract. Following are explanations of the optional payment plans available.

The amount of your income payments will depend on four things:

 . the amount of your Contract Value on the Annuity Commencement Date;

 . the settlement age (on the Annuity Commencement Date) and if applicable, the gender of the Annuitant(s);

 . the specific payment plan you choose; and

 . if you elect variable income payments, the investment performance of the Subaccounts selected.

As provided in your Contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS

Plan 1 -- Life Income with Period Certain. This option guarantees periodic payments during a designated period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided. Discounted means we will deduct the amount of interest each remaining payment would have earned had it not been paid out early.

Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided. This plan is not available under Qualified Contracts.

Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

If any payee is not a natural person, our consent must be obtained before selecting an optional payment plan.

Before the Annuity Commencement Date, you may change:

 . your Annuity Commencement Date to any date at least ten years after your last purchase payment (however, the Annuity Commencement Date cannot be a date later than the Contract anniversary on which the Annuitant, or younger of the Joint Annuitants, reaches age 90, unless we approve a later date):

 .  your optional payment plan;

 .  the allocation of your investment among the Subaccounts and/or the Guarantee
   Account; and

 . the Owner, Joint Owner, primary beneficiary, and contingent beneficiary upon written notice to the Service Center if you reserved this right and the Annuitant is living. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. If you change your beneficiary, your plan selection will no longer be in effect unless you request that it continue.

Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Contract's Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Contract Value as of the Annuity Commencement Date, less any premium taxes, times the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

  (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

  (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3% . We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Service Center. However, we reserve the right to limit the number of transfers if necessary for the Contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Subaccount invests. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers from one interest rate guarantee period to another interest rate guarantee period.

Federal Tax Matters

INTRODUCTION

This part of the Prospectus discusses the Federal income tax treatment of the Contract. The Federal income tax treatment of the Contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the Federal income tax rules that may affect you and your Contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a Contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a Contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a section 401(k) plan.

Tax Deferral On Earnings. The Federal income tax law does not tax any increase in an Owner's Contract Value until there is a distribution from the Contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

 . An individual must own the Contract (or the tax law must treat the Contract as owned by an individual);

 . The investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

 . The Owner's right to choose particular investments for a Contract must be limited; and

 . The Contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

This part of the Prospectus discusses each of these requirements.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction: As a general rule, the Code does not treat a Contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the Contract pays tax currently on the excess of the Contract Value over the purchase payments paid for the Contract. Contracts issued to a corporation or a trust are examples of Contracts where the Owner pays current tax on the Contract's earnings.

There are several exceptions to this rule. For example, the Code treats a Contract as owned by an individual if the nominal owner is a trust or other entity that holds the Contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a Contract to provide deferred compensation for its employees.

In the case of a Contract issued after June 8, 1997 to a taxpayer that is not an individual, or a Contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the Owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the Contract, or entities that will benefit from someone else's ownership of a Contract, should consult a tax advisor.

Investments in the Separate Account must be diversified: For a Contract to be treated as an annuity contract for Federal income tax purposes, the investments of a separate account such as the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, the Owner could be required to pay tax currently on the excess of the Contract Value over the purchase payments paid for the Contract.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an Owner can direct the investment of Contract Values: Federal income tax law limits the Owner's right to choose particular investments for the Contract. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an Owner's right to allocate Contract Values among the portfolios may exceed those limits. If so, the Owner would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that the Treasury Department may issue or whether any such limits will apply to existing Contracts. We therefore reserve the right to modify the Contract without the Owners' consent to attempt to prevent the tax law from considering the Owners as the owners of the assets of the Separate Account.

Age at which annuity payouts must begin: Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's premiums paid and earnings. If annuity payouts under the Contract begin or are scheduled to begin on a date past the Annuitant's 85th birthday, it is possible that the tax law will not treat the Contract as an annuity contract for Federal income tax purposes. In that event, the Owner would be currently taxable on the excess of the Contract Value over the purchase payments paid for the Contract.

No Guarantees Regarding Tax Treatment: We make no guarantees regarding the tax treatment of any Contract or of any transaction involving a Contract. However, the remainder of this discussion assumes that your Contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your Contract.

Withdrawals and Surrenders. A withdrawal occurs when you receive less than the total amount of the Contract's Surrender Value. In the case of a withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your Contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the Contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the Contract, reduced by any amounts you previously received from the Contract that you did not include in your income.

Your Contract imposes mortality charges relating to the Death Benefit. It is possible that all or a portion of these charges could be treated as withdrawals from the Contract.

Assignments and Pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a Contract. If you transfer ownership of your Contract -- without receiving a payment equal to your Contract's value -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Systematic Withdrawals. In the case of systematic withdrawals, the amount of each withdrawal should be considered a distribution and taxed in the same manner as a withdrawal from the Contract.

Taxation of Annuity Payouts. The Code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." The Company will notify you annually of the taxable amount of your annuity payout.

Pursuant to the Code, you will pay tax on the full amount of your annuity payouts once you have recovered the total amount of the "investment in the contract." If annuity payouts cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The Owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age, such as age 80 or older.

Taxation of Death Benefits. We may distribute amounts from your Contract because of the death of an Owner, a Joint Owner, or an Annuitant. The tax treatment of these amounts depends on whether the Owner, Joint Owner, or Annuitant dies before or after the Contract's Annuity Commencement Date.

Before the Contract's Annuity Commencement Date:

 . If received under an annuity payout option, Death Benefits are taxed in the same manner as annuity payouts.

 .   If not received under an annuity payout option, Death Benefits are taxed in the same manner as a withdrawal.

After the Contract's Annuity Commencement Date:

 .  If received in accordance with the existing annuity payout option, Death
   Benefits are excludible from income to the extent that they do not exceed the unrecovered "investment in the contract." All annuity payouts in excess of the unrecovered "investment in the contract" are includible in income.

 . If received in a lump sum, the tax law imposes tax on Death Benefits to the extent that they exceed the unrecovered "investment in the contract" at that time.

Penalty Taxes Payable on Withdrawals, Surrenders, or Annuity Payouts. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or annuity payouts that:

 .  you receive on or after you reach age 59 1/2,

 .  you receive because you became disabled (as defined in the tax law),

 .  a beneficiary receives on or after the death of the Owner, or

 . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether systematic withdrawals will qualify for this last exception. If they did, any modification of the systematic withdrawals, including additional withdrawals apart from the systematic withdrawals, could result in certain adverse tax consequences. In addition, a transfer between Subaccounts may result in payments not qualifying for this exception.

Special Rules If You Own More Than One Contract. In certain circumstances, you must combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example:

 . If you purchase a Contract offered by this Prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract.

 . If you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

 . the amount of a surrender, a withdrawal or an annuity payout that you must include in income, and

 .  the amount that might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

We also designed the Contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called "Qualified Contracts." We do not currently offer all of the types of Qualified Contracts described, and may not offer them in the future. Prospective purchasers should contact our Service Center to learn the availability of Qualified Contracts at any given time.

The Federal income tax rules applicable to qualified plans are complex and varied. As a result, this Prospectus makes no attempt to provide more than general information about use of the Contract with the various types of qualified plans. Persons intending to use the Contract in connection with a qualified plan should obtain advice from a competent advisor.

Types of Qualified Contracts. Some of the different types of Qualified Contracts include:

 .  Individual Retirement Accounts and Annuities ("Traditional IRAs")

 .  Roth IRAs

 .  Simplified Employee Pensions ("SEP's")

 .  Savings Incentive Matched Plan for Employees ("SIMPLE plans," including
   "SIMPLE IRAs")

 . Public school system and tax-exempt organization annuity plans ("403(b) plans")

 . Qualified corporate employee pension and profit-sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

 .  Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

 . Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans")

Terms of Qualified Plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified plan, we will amend a Contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the Contract, unless we consent.

The Death Benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit, from being provided under the Contracts when we issue the Contracts as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the Death Benefit under a Contract issued as a Traditional IRA, Roth IRA or SIMPLE IRA could disqualify a Contract and result in increased taxes to the Owner.

It is also possible that the Death Benefit could be characterized as an incidental Death Benefit. If the Death Benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental Death Benefits that may be provided under qualified plans, such as in connection with a 403(b) plan. Even if the Death Benefit under the Contract were characterized as an incidental Death Benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts Compared With Non-Qualified
Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

 .   The Code generally does not impose tax on the earnings under either
    Qualified or Non-Qualified Contracts until received.

 .   The Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts.

 .   The Code does not allow a deduction for purchase payments made for Non-
    Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract.

The Federal income tax rules applicable to qualified plans and Qualified Contracts vary with the type of plan and Contract. For example:

 .   Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the circumstances of the plan participant, e.g., the participant's compensation.

 .   Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the
    Owner must begin receiving payments from the Contract in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA before death.

Amounts Received Under Qualified Contracts. Amounts are generally subject to income tax: Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied.

Additional Federal taxes may be payable in connection with a Qualified
Contract: For example, failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax.

This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

Federal penalty taxes payable on distributions: The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

 .   received on or after the Owner reaches age 59 1/2,

 .   received on or after the Owner's death or because of the Owner's disability
    (as defined in the tax law),

 .   received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or

 .   received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Moving Money from One Qualified Contract or Qualified Plan to
Another. Rollovers and Transfers: In many circumstances you may move money between Qualified Contracts and qualified plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move funds between any Qualified Contract or plan and another Qualified Contract or plan.

Direct Rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or
(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans.) The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Contracts or plans.

Prior to receiving an eligible rollover distribution from the Company, we will provide you with a notice explaining these requirements and how you can avoid 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a withdrawal, surrender, or annuity payout, we will send you forms that explain the withholding requirements.

TAX STATUS OF THE COMPANY

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Voting Rights

As required by law, we will vote the portfolio shares held in the Separate Account at meetings of the shareholders of the Funds. The voting will be done according to the instructions of Owners who have interests in any Subaccounts which invest in the portfolios of the Funds. If the 1940 Act or any regulation under it should be amended, and if as a result we determine that we are permitted to vote the portfolios' shares in our own right, we may elect to do so.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in a Subaccount for which we received no timely instructions in proportion to the voting instructions which we received for all Contracts participating in that Subaccount. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in a Subaccount will receive proxy voting material, reports and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares. See The Separate Account -- Subaccounts.

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any Death Benefit, withdrawal, or surrender proceeds within seven days after receipt at our Service Center of all the requirements for such a payment. We will determine the amount as of the end of the Valuation Period during which our Service Center receives all such requirements.

In most cases, when we pay death benefit proceeds in a lump sum, we will pay these proceeds either:

  (1) to your Designated Beneficiary directly in the form of a check; or

  (2) by establishing an interest bearing account, called the "GE Secure Access Account" for the Designated Beneficiary, in the amount of the Death Benefit proceeds payable.

Whan establishing the GE Secure Access Account we will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the Death Benefit proceeds payable. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account.

If we do not receive instructions from the Designated Beneficiary with regard to the form of Death Benefit payment, we will automatically establish the GE Secure Access Account.

We may delay making a payment, applying Contract Value to a payment plan, or processing a transfer request if:

  (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because:

    . the New York Stock Exchange is closed for other than a regular holiday or weekend;

    . trading is restricted by the SEC; or

    . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Variable Accounts assets is not reasonably practicable); or

  (2) the SEC, by order, permits postponement of payment to protect our Owners.

We also may defer making payments attributable to a check or draft until we are satisfied the check or draft has been paid by the bank on which it is drawn.

We reserve the right to defer payment of proceeds from the Guarantee Account for a withdrawal, surrender, or transfer request for up to six months from the date we receive the request. The amount deferred will earn interest at a rate and for a time period not less than the minimum required.

Distribution of the Contracts

DISTRIBUTOR

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("Capital Brokerage") is the distributor and principal underwriter of the Policies. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 6630 W. Broad Street, Richmond, Virginia 23230. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 ("1934 Act") as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

SALES OF THE CONTRACTS

Capital Brokerage offers the Contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage and its registered persons is available at http:/www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage are also licensed as insurance agents in the states in which they do business and are appointed with us.

We pay commissions and other marketing related expenses associated with the promotion and sales of the Contracts to Capital Brokerage. The amount of the commission varies but is not expected to exceed approximately 6% of your aggregate purchase payments. We may on occasion pay a higher commission for a short period of time as a special promotion. We pay commissions either as a percentage of purchase payments at the time we receive them, as a percentage of Account Value on an ongoing basis, or in some cases, a combination of both. The commission or a portion of it will be returned to us if the Contract is surrendered during the first Contract year.

Capital Brokerage also receives 12b-1 fees from Alliance Variable Product Services Funds, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, Janus Aspen Series and Oppenheimer Variable Account Funds.

The amount of commissions we pay may vary based on the options that are available under a Contract and on the optional benefits an Owner elects when he or she purchases the Contract. We may offer a range of initial commission and persistency trail commission options (which will take into account, among other things, the length of time purchase payments have been held under the Contract, Contract Values and elected features and benefits).

When a Contract is sold through a registered representative of Capital Brokerage, Capital Brokerage passes through a portion of the sales commission to the registered representative who sold the Contract. Because registered representatives of Capital Brokerage are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards.

Capital Brokerage may enter into selling agreements with other broker-dealers (including our affiliate, Terra Securities Corporation) registered under the 1934 Act to sell the Policies. Under these agreements, the commission paid to the broker-dealer is not expected to exceed the amount described above. When a Contract is sold through another broker-dealer, Capital Brokerage passes through the entire amount of the sales commission to the selling broker-dealer; that broker-dealer may retain a portion of the commission before it pays the registered representative who sold the Contract.

We also may make other payments for services that do not directly involve the sales of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recover commissions, marketing, administrative and other expenses and costs of Contract benefits through fees and charges imposed under the Contracts. Commissions paid on the Contracts, including other incentives and payments, are not charged directly to you or to the Account.

Additional Information

OWNER QUESTIONS

The obligations to Owners under the Contracts are ours. Please direct your questions and concerns to us at our Service Center.

RETURN PRIVILEGE

Within 10 days after you receive the Contract (or such period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to your agent or to our Service Center, Annuity New Business, 6610 W. Broad Street, Richmond, Virginia 23230. In the case of certain replacements, the free look period may be longer. If you cancel your Contract, it will be void.

If you elect the enhanced payment benefit, your refund will equal one of the following amounts:

(i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned Contract; or

(ii) if your Contract Value has decreased, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned Contract.

If you do not elect the enhanced payment benefit the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned Contract (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the portfolios may have deducted) on or before the date we received the returned Contract.

STATE REGULATION

As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the State of New York at all times. That Commission conducts a full examination of our operations at least every five years.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your Contract for the period covered by the report. The report will show the Contract Value in each Subaccount. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated Contract Value, as required by the 1940 Act. In addition, when you make purchase payments, transfers, or withdrawals, you will receive a written confirmation of these transactions.

OTHER INFORMATION

We have filed a registration statement with the SEC, under the Securities Act of 1933 as amended, for the Contracts being offered here. This Prospectus does not contain all the information in the registration statement, its amendments and exhibits. Please refer to the registration statement for further information about the Separate Account, the Company, and the Contracts offered. Statements in this Prospectus about the content of Contracts and other legal instruments are summaries. For the complete text of those Contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL MATTERS

The Company, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or the Separate Account.

Condensed Financial Information

Because the Subaccounts which are available under this Contract did not begin operation before the date of this Prospectus, we did not include financial information for the Subaccounts in this Prospectus or in the Statement of Additional Information.

Appendix

This is a new product and the majority of the portfolios are new to GE Capital Life Separate Account II. For this reason, standardized performance for the majority of the Subaccounts is not yet available and, therefore, standardized and non-standardized performance data for these Subaccounts is not yet listed.

STANDARDIZED PERFORMANCE DATA

We may advertise the historical total returns for the Subaccounts according to SEC standards set by the SEC. These standards are discussed in the Statement of Additional Information. The total return for a Subaccount assumes that an investment has been held in the Subaccount for various periods of time including a period measured from the date on which the particular portfolio was first available in Separate Account II. When a portfolio has been available for one, five, and ten years, we will provide the total return for these periods, adjusted to reflect current Subaccount charges. The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in that Subaccount would equal as of the last day of each period. This data is not intended to guarantee or project future performance.

In Table 1, we show the standardized average annual total returns of the Subaccounts for periods from the date on which a particular portfolio was first available in Separate Account II to December 31, 2000, and for the one, five and ten year periods ended December 31, 2000. Although the Contract did not exist during the periods shown in Table 1 below, the returns of the Subaccounts shown have been adjusted to reflect current Subaccount charges imposed under the Contract. The returns assume that either Annuitant and Joint Annuitant (if applicable) are over age 70 at Contract issue and that the Owner elected the enhanced payment benefit. The total returns shown in Table 1 reflect the deduction of the fees and charges assessed under the Contract; that is, the portfolio charges and expenses, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.50% of Contract Value held in the Separate Account), the administrative expense charge (deducted daily at an effective annual rate of .15% of Contract Value held in the Separate Account), the optional enhanced payment charge (deducted daily at an effective annual rate of .15% of Contract Value in the Separate Account), the annual contract charge of $30 (assumed to be equivalent to .1% of Contract Value), and the surrender charge. We assume that you make a complete surrender of the Contract at the end of the period; therefore, we deduct the surrender charge. Total returns assume that no premium taxes apply.

                                    Table 1
                           Standardized Total Returns
              (assuming either Annuitant is over age 70 at issue)

                            For the  For the  For the    From the
                             1-year   5-year  10-year  Inception In   Date of
                             period   period   period    Separate   Inception In
                             ended    ended    ended    Account to    Separate
                            12/31/00 12/31/00 12/31/00   12/31/00     Account*
--------------------------------------------------------------------------------
AIM Variable Insurance
 Funds
 AIM V.I. Capital
  Appreciation Fund              NA     NA       NA          NA          **
 AIM V.I. Growth Fund            NA     NA       NA          NA          **
 AIM V.I. Value Fund             NA     NA       NA          NA          **
Alliance Capital
 Management
 Growth and Income
  Portfolio -- Class B
  Shares                         NA     NA       NA          NA          **
 Premier Growth
  Portfolio -- Class B
  Shares                         NA     NA       NA          NA          **
 Quasar Portfolio -- Class
  B Shares                       NA     NA       NA          NA          **
Dreyfus
 Dreyfus Emerging Markets
  Portfolio                      NA     NA       NA          NA          **
 The Dreyfus Socially
  Responsible Growth
  Portfolio, Inc.                NA     NA       NA          NA          **
Federated Insurance Series
 Federated High Income
  Bond Fund II -- Service
  Shares                         NA     NA       NA          NA          **
 Federated International
  Small Company Fund II          NA     NA       NA          NA          **
Fidelity Variable
Insurance Products Fund
VIP
 VIP Equity-Income
  Portfolio -- Service
  Class 2 Shares                 NA     NA       NA          NA          **
 VIP Growth Portfolio --
   Service Class 2 Shares        NA     NA       NA          NA          **
Fidelity Variable
Insurance Products Fund
VIP II
 VIP II Contrafund
  Portfolio -- Service
  Class 2 Shares                 NA     NA       NA          NA          **
Fidelity Variable
Insurance Products Fund
VIP III
 VIP III Growth & Income
  Portfolio -- Service
  Class 2 Shares                 NA     NA       NA          NA          **
 VIP III Mid Cap
  Portfolio -- Service
  Class 2 Shares                 NA     NA       NA          NA          **
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund     2.49     NA       NA        6.30       07/27/98
 Money Market Fund**           0.38     NA       NA        2.48       07/27/98
 Premier Growth Equity
  Fund                       -11.30     NA       NA       14.31       07/27/98
 S&P 500 Index Fund          -15.58     NA       NA        3.92       07/27/98
 Small-Cap Value Equity
  Fund                           NA     NA       NA          NA          **
 U.S. Equity Fund             -6.57     NA       NA        7.51       07/27/98
 Value Equity Fund               NA     NA       NA          NA          **
Janus Aspen Series
 Aggressive Growth
  Portfolio -- Service
  Shares                         NA     NA       NA          NA          **
 Balanced Portfolio --
   Service Shares                NA     NA       NA          NA          **
 Capital Appreciation
  Portfolio -- Service
  Shares                         NA     NA       NA          NA          **
 Global Life Sciences
  Portfolio -- Service
  Shares                         NA     NA       NA          NA          **
 Global Technology
  Portfolio -- Service
  Shares                         NA     NA       NA          NA          **
 Growth Portfolio --
   Service Shares                NA     NA       NA          NA          **
 International Growth
  Portfolio -- Service
  Shares                         NA     NA       NA          NA          **
 Worldwide Growth
  Portfolio -- Service
  Shares                         NA     NA       NA          NA          **
MFS(R) Variable Insurance
 Trust
 MFS(R) Investors Growth
  Stock Series -- Service
  Class Shares                   NA     NA       NA          NA          **
 MFS(R) Investors Trust
  Series -- Service Class
  Shares                         NA     NA       NA          NA          **
 MFS(R) New Discovery
  Series -- Service Class
  Shares                         NA     NA       NA          NA          **
 MFS(R) Utilities
  Series -- Service Class
  Shares                         NA     NA       NA          NA          **
Oppenheimer Variable
Account Funds
 Oppenheimer Global
  Securities Fund/VA --
   Service Shares                NA     NA       NA          NA          **
 Oppenheimer Main Street
  Growth & Income
  Fund/VA -- Service
  Shares                         NA     NA       NA          NA          **
PIMCO Variable Insurance
 Trust
 Foreign Bond Portfolio --
   Administrative Shares         NA     NA       NA          NA          **
 High Yield Bond
  Portfolio --
   Administrative Shares         NA     NA       NA          NA          **
 Long-Term U.S. Government
  Bond Portfolio --
  Administrative Shares          NA     NA       NA          NA          **
 Total Return Bond
  Portfolio --
   Administrative Shares         NA     NA       NA          NA          **
Rydex Variable Trust
 Rydex OTC Fund                  NA     NA       NA          NA          **
--------------------------------------------------------------------------------

 * Date on which a particular portfolio was first available in Separate Account II. As Separate Account II is also used for other variable annuities offered by GE Capital Life, this date may be different from the date the portfolio was first available in this product.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

Past performance is not a guarantee or projection of future results.

NON-STANDARDIZED PERFORMANCE DATA

In Table 2, we show the non-standardized average annual total returns of the Subaccounts for periods from the date on which a particular portfolio was first available in Separate Account II to December 31, 2000, and for the one, five and ten year periods ended December 31, 2000. Although the Contract did not exist during the periods shown in Table 2 below, the returns of the Subaccounts shown have been adjusted to reflect current Subaccount charges imposed under the Contract. The returns assume that both the Annuitant and Joint Annuitant (if applicable) are age 70 or younger at Contract issue and that the owner elected the enhanced payment benefit. The total returns shown in Table 2 reflect the deduction of the fees and charges assessed under the Contract; that is, the portfolio charges and expenses, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of Contract Value held in the Separate Account), the administrative expense charge (deducted daily at an effective annual rate of .15% of Contract Value held in the Separate Account), the optional enhanced payment charge (deducted daily at an effective annual rate of .15% of Contract Value in the Separate Account), the annual contract charge of $30 (assumed to be equivalent to .1% of Contract Value), and the surrender charge. We assume that you make a complete surrender of the Contract at the end of the period; therefore, we deduct the surrender charge. Total returns assume that no premium taxes apply.

                                    Table 2

                         Non-Standardized Total Returns
  (assuming both Annuitant and Joint Annuitant are age 70 or younger at issue)

                            For the  For the  For the    From the
                             1-year   5-year  10-year  Inception In   Date of
                             period   period   period    Separate   Inception In
                             ended    ended    ended    Account to    Separate
                            12/31/00 12/31/00 12/31/00   12/31/00     Account*
--------------------------------------------------------------------------------
AIM Variable Insurance
 Funds
 AIM V.I. Capital
  Appreciation Fund              NA     NA       NA          NA          **
 AIM V.I. Growth Fund            NA     NA       NA          NA          **
 AIM V.I. Value Fund             NA     NA       NA          NA          **
Alliance Capital
 Management
 Growth and Income
  Portfolio -- Class B
  Shares                         NA     NA       NA          NA          **
 Premier Growth
  Portfolio -- Class B
  Shares                         NA     NA       NA          NA          **
 Quasar Portfolio -- Class
  B Shares                       NA     NA       NA          NA          **
Dreyfus
 Dreyfus Emerging Markets
  Portfolio                      NA     NA       NA          NA          **
 The Dreyfus Socially
  Responsible Growth
  Portfolio, Inc.                NA     NA       NA          NA          **
Federated Insurance Series
 Federated High Income
  Bond Fund II -- Service
  Shares                         NA     NA       NA          NA          **
 Federated International
  Small Company Fund II          NA     NA       NA          NA          **
Fidelity Variable
Insurance Products Fund
VIP
 VIP Equity-Income
  Portfolio -- Service
  Class 2 Shares                 NA     NA       NA          NA          **
 VIP Growth Portfolio --
   Service Class 2 Shares        NA     NA       NA          NA          **
Fidelity Variable
Insurance Products Fund
VIP II
 VIP II Contrafund
  Portfolio -- Service
  Class 2 Shares                 NA     NA       NA          NA          **
Fidelity Variable
 Insurance Products Fund
 VIP III
 VIP III Growth & Income
  Portfolio -- Service
  Class 2 Shares                 NA     NA       NA          NA          **
 VIP III Mid Cap
  Portfolio -- Service
  Class 2 Shares                 NA     NA       NA          NA          **
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund     2.72     NA       NA        6.53       07/27/98
 Money Market Fund             0.60     NA       NA        2.70       07/27/98
 Premier Growth Equity
  Fund                       -11.10     NA       NA       14.55       07/27/98
 S&P 500 Index Fund          -15.39     NA       NA        4.14       07/27/98
 Small-Cap Value Equity
  Fund                           NA     NA       NA          NA          **
 U.S. Equity Fund             -6.36     NA       NA        7.74       07/27/98
 Value Equity Fund               NA     NA       NA          NA          **

                           For the  For the  For the    From the
                            1-year   5-year  10-year  Inception In   Date of
                            period   period   period    Separate   Inception In
                            ended    ended    ended    Account to    Separate
                           12/31/00 12/31/00 12/31/00   12/31/00     Account*
-------------------------------------------------------------------------------
Janus Aspen Series
 Aggressive Growth
  Portfolio -- Service
  Shares                      NA       NA       NA         NA           **
 Balanced Portfolio --
   Service Shares             NA       NA       NA         NA           **
 Capital Appreciation
  Portfolio -- Service
  Shares                      NA       NA       NA         NA           **
 Global Life Sciences
  Portfolio -- Service
  Shares                      NA       NA       NA         NA           **
 Global Technology
  Portfolio -- Service
  Shares                      NA       NA       NA         NA           **
 Growth Portfolio --
   Service Shares             NA       NA       NA         NA           **
 International Growth
  Portfolio -- Service
  Shares                      NA       NA       NA         NA           **
 Worldwide Growth
  Portfolio -- Service
  Shares                      NA       NA       NA         NA           **
MFS(R) Variable Insurance
 Trust
 MFS(R) Investors Growth
  Stock Series -- Service
  Class Shares                NA       NA       NA         NA           **
 MFS(R) Investors Trust
  Series -- Service Class
  Shares                      NA       NA       NA         NA           **
 MFS(R) New Discovery
  Series -- Service Class
  Shares                      NA       NA       NA         NA           **
 MFS(R) Utilities
  Series -- Service Class
  Shares                      NA       NA       NA         NA           **
Oppenheimer Variable
 Account Funds
 Oppenheimer Global
  Securities Fund/VA --
  Service Shares              NA       NA       NA         NA           **
 Oppenheimer Main Street
  Growth & Income
  Fund/VA -- Service
  Shares                      NA       NA       NA         NA           **
PIMCO Variable Insurance
 Trust
 Foreign Bond Portfolio --
   Administrative Shares      NA       NA       NA         NA           **
 High Yield Bond
  Portfolio --
   Administrative Shares      NA       NA       NA         NA           **
 Long-Term U.S. Government
  Bond Portfolio --
   Administrative Shares      NA       NA       NA         NA           **
 Total Return Bond
  Portfolio --
   Administrative Shares      NA       NA       NA         NA           **
Rydex Variable Trust
 Rydex OTC Fund               NA       NA       NA         NA           **
-------------------------------------------------------------------------------

Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.
 * Date on which a particular portfolio was first available in Separate Account II. As Separate Account II is also used for other variable annuities offered by GE Capital Life, this date may be different from the date the portfolio was first available in this product.
**  Subaccount had not yet been made available to the Separate Account.

Past performance is not a guarantee or projection of future results.

Non-Standard Adjusted Historic Performance Data. In addition to the performance data discussed above, we may also show similar performance data for other periods.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the Subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of withdrawals or income payments.

We will advertise all non-standardized performance data only if we also disclose the standardized performance data as shown in Table 1.

We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance may include data that precedes the date on which a particular portfolio was first available in Separate Account II. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time, based on the portfolio's performance. This data assumes that the Subaccounts available under the Contract were in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the Contract. This data is not intended to indicate future performance.

Based on the method of calculation described in the Statement of Additional Information, the non-standard average annual total returns for the portfolios for periods from the time a particular portfolio was declared effective by the SEC to December 31, 2000 (the portfolio inception), and for the one, five and ten year periods ended December 31, 2000 is shown in Tables 3 through 6, below. The total returns of the portfolios have been reduced by most charges currently assessed under the Contract, as if the Contract had been in existence since the inception of the portfolio.

In Table 3, we assume that you make a complete surrender of the Contract at the end of the period; therefore, we deduct the surrender charge. We also assume that either the Annuitant or Joint Annuitant (if applicable) are age 70 or older at Contract issue and that you elected the enhanced payment benefit. These non-standard total returns reflect portfolio charges and expenses, as well as deductions for the mortality and expense risk charge (deducted daily at an effective annual rate of 1.50% of Contract Value held in the Separate Account), the optional enhanced payment charge (deducted daily at an effective annual rate of .15% of Contract Value in the Separate Account), the administrative expense charge (deducted daily at an effective annual rate of
 .15% of Contract Value held in the Separate Account), the annual contract charge of $30 (assumed to be equivalent to .1% of Contract Value), and the surrender charge. They do not reflect any applicable premium tax charge.

                                    Table 3
                         Non-Standard Performance Data
          assuming surrender at the end of the applicable time period.
     (assuming either Annuitant or Joint Annuitant is over age 70 at issue)

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/00 12/31/00 12/31/00   Date*
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund             NA      NA       NA   05/05/93
 AIM V.I. Growth Fund                           NA      NA       NA   05/05/93
 AIM V.I. Value Fund                            NA      NA       NA   05/05/93
Alliance Capital Management
 Growth and Income Portfolio -- Class B
  Shares                                        NA      NA       NA   06/01/99
 Premier Growth Portfolio -- Class B
  Shares                                        NA      NA       NA   06/01/99
 Quasar Portfolio -- Class B Shares             NA      NA       NA   06/01/99
Dreyfus
 Dreyfus Emerging Markets Portfolio             NA      NA       NA   12/15/99
 The Dreyfus Socially Responsible Growth
  Portfolio                                     NA      NA       NA   10/17/93
Federated Insurance Series
 Federated High Income Bond Fund II --
   Service Shares                               NA      NA       NA   05/01/00
 Federated International Small Company
  Fund II                                       NA      NA       NA   05/01/00
Fidelity Variable Insurance Products Fund
 VIP
 VIP Equity-Income Portfolio -- Service
  Class 2 Shares                                NA      NA       NA   01/12/00
 VIP Growth Portfolio -- Service Class 2
  Shares                                        NA      NA       NA   01/12/00
Fidelity Variable Insurance Products Fund
 VIP II
 VIP II Contrafund Portfolio -- Service
  Class 2 Shares                                NA      NA       NA   01/12/00
Fidelity Variable Insurance Products Fund
 VIP III
 VIP III Growth & Income Portfolio --
   Service Class 2 Shares                       NA      NA       NA   01/12/00
 VIP III Mid Cap Portfolio -- Service
  Class 2 Shares                                NA      NA       NA   01/12/00
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                    2.49      NA       NA   05/01/97
 Money Market Fund**                         -0.38    3.24     3.18   06/30/85
 Premier Growth Equity Fund                 -11.30      NA       NA   12/12/97
 S&P 500 Index Fund                         -15.58   15.87    16.07   04/14/85
 Small-Cap Value Equity Fund                    NA      NA       NA   05/01/00
 U.S. Equity Fund                            -6.57   16.77       NA   01/02/95
 Value Equity Fund                              NA      NA       NA   05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio -- Service
  Shares                                        NA      NA       NA   12/31/99
 Balanced Portfolio -- Service Shares           NA      NA       NA   12/31/99
 Capital Appreciation Portfolio -- Service
  Shares                                        NA      NA       NA   12/31/99
 Global Life Sciences Portfolio -- Service
  Shares                                        NA      NA       NA   01/15/00
 Global Technology Portfolio -- Service
  Shares                                        NA      NA       NA   01/15/00
 Growth Portfolio -- Service Shares             NA      NA       NA   12/31/99
 International Growth Portfolio -- Service
  Shares                                        NA      NA       NA   12/31/99
 Worldwide Growth Portfolio -- Service
  Shares                                        NA      NA       NA   12/31/99
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series --
   Service Class Shares                         NA      NA       NA   05/01/00
 MFS(R) Investors Trust Series -- Service
  Class Shares                                  NA      NA       NA   05/01/00
 MFS(R) New Discovery Series -- Service
  Class Shares                                  NA      NA       NA   05/01/00
 MFS(R) Utilities Series -- Service Class
  Shares                                        NA      NA       NA   05/01/00
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA --
   Service Shares                               NA      NA       NA   04/26/00
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                     NA      NA       NA   04/26/00
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative
  Shares                                        NA      NA       NA   02/16/99
 High Yield Bond Portfolio --
   Administrative Shares                        NA      NA       NA   04/30/99
 Long-Term U.S. Government Bond
  Portfolio -- Administrative Shares            NA      NA       NA   04/30/99
 Total Return Bond Portfolio --
   Administrative Shares                        NA      NA       NA   12/24/97
Rydex Variable Trust
 Rydex OTC Fund                                 NA      NA       NA   05/07/97
-------------------------------------------------------------------------------

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

Past performance is not a guarantee or projection of future results.

In Table 4, we assume that you make a complete surrender of the Contract at the end of the period; therefore, we deduct the surrender charge. We also assume that both the Annuitant and Joint Annuitant (if applicable) are age 70 or younger at Contract issue and that you elect the enhanced payment benefit. These non-standard total returns reflect portfolio charges and expenses, as well as deductions for the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of Contract Value held in the Separate Account), the optional enhanced payment charge (deducted daily at an effective annual rate of .15% of Contract Value in the Separate Account), the administrative expense charge (deducted daily at an effective annual rate of
 .15% of Contract Value in the Separate Account), the annual contract charge of $30 (assumed to be equivalent to .1% of Contract Value), and the surrender charge. They do not reflect any applicable premium tax charge.

                                    Table 4
                         Non-Standard Performance Data
          assuming surrender at the end of the applicable time period.
  (assuming both Annuitant and Joint Annuitant are age 70 or younger at issue)

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/00 12/31/00 12/31/00   Date*
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund             NA      NA       NA   05/05/93
 AIM V.I. Growth Fund                           NA      NA       NA   05/05/93
 AIM V.I. Value Fund                            NA      NA       NA   05/05/93
Alliance Capital Management
 Growth and Income Portfolio -- Class B
  Shares                                        NA      NA       NA   06/01/99
 Premier Growth Portfolio -- Class B
  Shares                                        NA      NA       NA   06/01/99
 Quasar Portfolio -- Class B Shares             NA      NA       NA   06/01/99
Dreyfus
 Dreyfus Emerging Markets Portfolio             NA      NA       NA   12/15/99
 The Dreyfus Socially Responsible Growth
  Portfolio                                     NA      NA       NA   10/17/93
Federated Insurance Series
 Federated High Income Bond Fund II --
   Service Shares                               NA      NA       NA   05/01/00
 Federated International Small Company
  Fund II                                       NA      NA       NA   05/01/00
Fidelity Variable Insurance Products Fund
 VIP
 VIP Equity-Income Portfolio -- Service
  Class 2 Shares                                NA      NA       NA   01/12/00
 VIP Growth Portfolio -- Service Class 2
  Shares                                        NA      NA       NA   01/12/00
Fidelity Variable Insurance Products Fund
 VIP II
 VIP II Contrafund Portfolio -- Service
  Class 2 Shares                                NA      NA       NA   01/12/00
Fidelity Variable Insurance Products Fund
 VIP III
 VIP III Growth & Income Portfolio --
   Service Class 2 Shares                       NA      NA       NA   01/12/00
 VIP III Mid Cap Portfolio -- Service
  Class 2 Shares                                NA      NA       NA   01/12/00
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                    2.72      NA       NA   05/01/97
 Money Market Fund**                          0.60    3.46     3.39   06/30/85
 Premier Growth Equity Fund                 -11.10      NA       NA   12/12/97
 S&P 500 Index Fund                         -15.39   16.11    16.31   04/14/85
 Small-Cap Value Equity Fund                    NA      NA       NA   05/01/00
 U.S. Equity Fund                            -6.36   17.01       NA   01/02/95
 Value Equity Fund                              NA      NA       NA   05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio -- Service
  Shares                                        NA      NA       NA   12/31/99
 Balanced Portfolio -- Service Shares           NA      NA       NA   12/31/99
 Capital Appreciation Portfolio -- Service
  Shares                                        NA      NA       NA   12/31/99
 Global Life Sciences Portfolio -- Service
  Shares                                        NA      NA       NA   01/15/00
 Global Technology Portfolio -- Service
  Shares                                        NA      NA       NA   01/15/00
 Growth Portfolio -- Service Shares             NA      NA       NA   12/31/99
 International Growth Portfolio -- Service
  Shares                                        NA      NA       NA   12/31/99
 Worldwide Growth Portfolio -- Service
  Shares                                        NA      NA       NA   12/31/99

                                          For the  For the  For the
                                           1-year   5-year  10-year
                                           period   period   period  Portfolio
                                           ended    ended    ended   Inception
                                          12/31/00 12/31/00 12/31/00   Date*
------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series --
   Service Class Shares                      NA       NA       NA    05/01/00
 MFS(R) Investors Trust Series -- Service
  Class Shares                               NA       NA       NA    05/01/00
 MFS(R) New Discovery Series -- Service
  Class Shares                               NA       NA       NA    05/01/00
 MFS(R) Utilities Series -- Service Class
  Shares                                     NA       NA       NA    05/01/00
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA --
   Service Shares                            NA       NA       NA    04/26/00
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                  NA       NA       NA    04/26/00
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative
  Shares                                     NA       NA       NA    02/16/99
 High Yield Bond Portfolio --
   Administrative Shares                     NA       NA       NA    04/30/99
 Long-Term U.S. Government Bond
  Portfolio -- Administrative Shares         NA       NA       NA    04/30/99
 Total Return Bond Portfolio --
   Administrative Shares                     NA       NA       NA    12/24/97
Rydex Variable Trust
 Rydex OTC Fund                              NA       NA       NA    05/07/97
------------------------------------------------------------------------------

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

Past performance is not a guarantee or projection of future results.

In Table 5, we assume that you do not surrender the Contract, and we do not deduct the surrender charge. We also assume that either the Annuitant or Joint Annuitant (if applicable) is over age 70 at Contract issue and did not elect the optional enhanced benefit. These non-standard total returns reflect portfolio charges and expenses, as well as deductions for the mortality and expense risk charge (deducted daily at an effective annual rate of 1.50% of Contract Value held in the Separate Account), the administrative expense charge (deducted daily at an effective annual rate of .15% of Contract Value held in the Separate Account), and the annual contract charge of $30 (asumed to be equivalent to .1% of Contract Value). They do not reflect the surrender charge, the optional enhanced payment charge or any applicable premium tax charge.

                                    Table 5

                         Non-Standard Performance Data
        assuming no surrender at the end of the applicable time period. (assuming either Annuitant or Joint Annuitant is over age 70 at issue)

                                         For the  For the  For the
                                          1-year   5-year  10-year
                                          period   period   period  Portfolio
                                          ended    ended    ended   Inception
                                         12/31/00 12/31/00 12/31/00   Date*
-----------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund         NA       NA       NA    05/05/93
 AIM V.I. Growth Fund                       NA       NA       NA    05/05/93
 AIM V.I. Value Fund                        NA       NA       NA    05/05/93
Alliance Capital Management
 Growth and Income Portfolio -- Class B
  Shares                                    NA       NA       NA    06/01/99
 Premier Growth Portfolio -- Class B
  Shares                                    NA       NA       NA    06/01/99
 Quasar Portfolio -- Class B Shares         NA       NA       NA    06/01/99
Dreyfus
 Dreyfus Emerging Markets Portfolio         NA       NA       NA    12/15/99
 The Dreyfus Socially Responsible Growth
  Portfolio, Inc.                           NA       NA       NA    10/17/93
Federated Insurance Series
 Federated High Income Bond Fund II --
   Service Shares                           NA       NA       NA    05/01/00
 Federated International Small Company
  Fund II                                   NA       NA       NA    05/01/00

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/00 12/31/00 12/31/00   Date*
-------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
 VIP
 VIP Equity-Income Portfolio -- Service
  Class 2 Shares                                NA      NA       NA   01/12/00
 VIP Growth Portfolio -- Service Class 2
  Shares                                        NA      NA       NA   01/12/00
Fidelity Variable Insurance Products Fund
 VIP II
 VIP II Contrafund Portfolio -- Service
  Class 2 Shares                                NA      NA       NA   01/12/00
Fidelity Variable Insurance Products Fund
 VIP III
 VIP III Growth & Income Portfolio --
   Service Class 2 Shares                       NA      NA       NA   01/12/00
 VIP III Mid Cap Portfolio -- Service
  Class 2 Shares                                NA      NA       NA   01/12/00
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                    6.51      NA       NA   05/01/97
 Money Market Fund**                          4.47    3.72     3.04   06/30/85
 Premier Growth Equity Fund                  -6.79      NA       NA   12/12/97
 S&P 500 Index Fund                         -10.91   15.91    15.91   04/14/85
 Small-Cap Value Equity Fund                    NA      NA       NA   05/01/00
 U.S. Equity Fund                            -2.07   16.78       NA   01/02/95
 Value Equity Fund                              NA      NA       NA   05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio -- Service
  Shares                                        NA      NA       NA   12/31/99
 Balanced Portfolio -- Service Shares           NA      NA       NA   12/31/99
 Capital Appreciation Portfolio -- Service
  Shares                                        NA      NA       NA   12/31/99
 Global Life Sciences Portfolio -- Service
  Shares                                        NA      NA       NA   01/15/00
 Global Technology Portfolio -- Service
  Shares                                        NA      NA       NA   01/15/00
 Growth Portfolio -- Service Shares             NA      NA       NA   12/31/99
 International Growth Portfolio -- Service
  Shares                                        NA      NA       NA   12/31/99
 Worldwide Growth Portfolio -- Service
  Shares                                        NA      NA       NA   12/31/99
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series --
   Service Class Shares                         NA      NA       NA   05/01/00
 MFS(R) Investors Trust Series -- Service
  Class Shares                                  NA      NA       NA   05/01/00
 MFS(R) New Discovery Series -- Service
  Class Shares                                  NA      NA       NA   05/01/00
 MFS(R) Utilities Series -- Service Class
  Shares                                        NA      NA       NA   05/01/00
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA --
   Service Shares                               NA      NA       NA   04/26/00
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                     NA      NA       NA   04/26/00
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative
  Shares                                        NA      NA       NA   02/16/99
 High Yield Bond Portfolio --
   Administrative Shares                        NA      NA       NA   04/30/99
 Long-Term U.S. Government Bond
  Portfolio -- Administrative Shares            NA      NA       NA   04/30/99
 Total Return Bond Portfolio --
   Administrative Shares                        NA      NA       NA   12/24/97
Rydex Variable Trust
 Rydex OTC Fund                                 NA      NA       NA   05/07/97
-------------------------------------------------------------------------------

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

Past performance is not a guarantee or projection of future results.

In Table 6, we assume that you do not surrender the Contract, and we do not deduct the surrender charge. We also assume that the Annuitant or Joint Annuitant (if applicable) are each age 70 or younger at Contract issue and did not elect the optional enhanced benefit. These non-standard total returns reflect portfolio charges and expenses, as well as deductions for the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of Contract Value held in the Separate Account), the administrative expense charge (deducted daily at an effective annual rate of .15% of Contract Value in the Separate Account), and the annual contract charge of $30 (assumed to be equivalent to .1% of Contract Value). They do not reflect the surrender charge, the optional enhanced benefit charge or any applicable premium tax charge.

                                    Table 6

                         Non-Standard Performance Data
        assuming no surrender at the end of the applicable time period. (assuming both Annuitant and Joint Annuitant are age 70 or younger at issue)

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/00 12/31/00 12/31/00   Date*
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund             NA      NA       NA   05/05/93
 AIM V.I. Growth Fund                           NA      NA       NA   05/05/93
 AIM V.I. Value Fund                            NA      NA       NA   05/05/93
Alliance Capital Management
 Growth and Income Portfolio -- Class B
  Shares                                        NA      NA       NA   06/01/99
 Premier Growth Portfolio -- Class B
  Shares                                        NA      NA       NA   06/01/99
 Quasar Portfolio -- Class B Shares             NA      NA       NA   06/01/99
Dreyfus
 Dreyfus Emerging Markets Portfolio             NA      NA       NA   12/15/99
 The Dreyfus Socially Responsible Growth
  Portfolio, Inc.                               NA      NA       NA   10/17/93
Federated Insurance Series
 Federated High Income Bond Fund II --
   Service Shares                               NA      NA       NA   05/01/00
Fidelity Variable Insurance Products Fund
 VIP
 VIP Equity-Income Portfolio -- Service
  Class 2 Shares                                NA      NA       NA   01/12/00
 VIP Growth Portfolio -- Service Class 2
  Shares                                        NA      NA       NA   01/12/00
Fidelity Variable Insurance Products Fund
 VIP II
 VIP II Contrafund Portfolio -- Service
  Class 2 Shares                                NA      NA       NA   01/12/00
Fidelity Variable Insurance Products Fund
 VIP III
 VIP III Growth & Income Portfolio --
   Service Class 2 Shares                       NA      NA       NA   01/12/00
 VIP III Mid Cap Portfolio -- Service
  Class 2 Shares                                NA      NA       NA   01/12/00
 Federated International Small Company
  Fund II                                       NA      NA       NA   05/01/00
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                    6.73      NA       NA   05/01/97
 Money Market Fund**                          4.69    3.93     3.25   06/30/85
 Premier Growth Equity Fund                  -6.60      NA       NA   12/12/97
 S&P 500 Index Fund                         -10.73   16.14    16.14   04/14/85
 Small-Cap Value Equity Fund                    NA      NA       NA   05/01/00
 U.S. Equity Fund                            -2.02   17.02       NA   01/02/95
 Value Equity Fund                              NA      NA       NA   05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio -- Service
  Shares                                        NA      NA       NA   12/31/99
 Balanced Portfolio -- Service Shares           NA      NA       NA   12/31/99
 Capital Appreciation Portfolio -- Service
  Shares                                        NA      NA       NA   12/31/99
 Global Life Sciences Portfolio -- Service
  Shares                                        NA      NA       NA   01/15/00
 Global Technology Portfolio -- Service
  Shares                                        NA      NA       NA   01/15/00
 Growth Portfolio -- Service Shares             NA      NA       NA   12/31/99
 International Growth Portfolio -- Service
  Shares                                        NA      NA       NA   12/31/99
 Worldwide Growth Portfolio -- Service
  Shares                                        NA      NA       NA   12/31/99
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series --
   Service Class Shares                         NA      NA       NA   05/01/00
 MFS(R) Investors Trust Series -- Service
  Class Shares                                  NA      NA       NA   05/01/00
 MFS(R) New Discovery Series -- Service
  Class Shares                                  NA      NA       NA   05/01/00
 MFS(R) Utilities Series -- Service Class
  Shares                                        NA      NA       NA   05/01/00

                                          For the  For the  For the
                                           1-year   5-year  10-year
                                           period   period   period  Portfolio
                                           ended    ended    ended   Inception
                                          12/31/00 12/31/00 12/31/00   Date*
------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA --
   Service Shares                            NA       NA       NA    04/26/00
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                  NA       NA       NA    04/26/00
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative
  Shares                                     NA       NA       NA    02/16/99
 High Yield Bond Portfolio --
  Administrative Shares                      NA       NA       NA    04/30/99
 Long-Term U.S. Government Bond Portfolio
  -- Administrative Shares                   NA       NA       NA    04/30/99
 Total Return Bond Portfolio --
   Administrative Shares                     NA       NA       NA    12/24/97
Rydex Variable Trust
 Rydex OTC Fund                              NA       NA       NA    05/07/97
------------------------------------------------------------------------------

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

Past performance is not a guarantee or projection of future results.

Statement of Additional Information
Table of Contents

                                                                            Page
The Contracts..............................................................  B-3
  Transfer of Annuity Units................................................  B-3
  Net Investment Factor....................................................  B-3

Termination of Participation Agreements....................................  B-3

Calculation of Performance Data............................................  B-4
  Money Market Subaccount..................................................  B-4
  Other Subaccounts........................................................  B-5
  Other Performance Data...................................................  B-7

Federal Tax Matters........................................................  B-8
  Taxation of GE Capital Life..............................................  B-8
  IRS Required Distributions...............................................  B-8

General Provisions.........................................................  B-9
  Using the Contracts as Collateral........................................  B-9
  The Beneficiary..........................................................  B-9
  Non-Participating........................................................  B-9
  Misstatement of Age or Gender............................................  B-9
  Incontestability.........................................................  B-9
  Trustee..................................................................  B-9
  Written Notice...........................................................  B-9

Distribution of the Contracts..............................................  B-9

Legal Developments Regarding Employment-Related Benefit Plans.............. B-10

Legal Matters.............................................................. B-10

Experts.................................................................... B-10

Financial Statements....................................................... B-10


                            Dated February 12, 2002
                 GE Capital Life Assurance Company of New York
                          125 Park Avenue, 6th floor
                         New York, New York 10017-5529

                                Service Center
                            6610 West Broad Street
                              Richmond, VA 23230

A Statement of Additional Information containing more detailed information about the Contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

  To GE Capital Life
  Variable Annuity Service Center
  6610 West Broad Street
  Richmond, VA 23230

Please mail a copy of the Statement of Additional Information for Separate Account II, Contract Form NY1155 4/00 to:

  Name: ________________________________________

  Address: _____________________________________
                      Street

   _____________________________________________
        City          State                 Zip

  Signature of Requestor: ______________________
                                         Date